JPMorgan Core Plus Bond Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.8%
Aerospace & Defense — 0.4%
Airbus SE (France) 3.95%, 4/10/2047 (a)	150	123
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	617
3.00%, 9/15/2050 (a)	1,494	968
Boeing Co. (The)
2.75%, 2/1/2026	1,671	1,581
2.20%, 2/4/2026	1,651	1,549
3.10%, 5/1/2026	1,292	1,224
2.70%, 2/1/2027	5,849	5,368
6.30%, 5/1/2029 (a)	4,760	4,799
6.39%, 5/1/2031 (a)	2,690	2,721
6.53%, 5/1/2034 (a)	6,610	6,702
6.86%, 5/1/2054 (a)	4,070	4,128
5.93%, 5/1/2060	8,800	7,762
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	5,515	5,425
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	622
4.13%, 4/15/2029 (a)	3,553	3,252
L3Harris Technologies, Inc. 5.60%, 7/31/2053	2,166	2,147
Lockheed Martin Corp. 4.50%, 5/15/2036	4,859	4,523
Northrop Grumman Corp. 4.95%, 3/15/2053	2,476	2,239
RTX Corp.
5.15%, 2/27/2033	3,712	3,651
4.50%, 6/1/2042	3,088	2,685
4.35%, 4/15/2047	162	134
5.38%, 2/27/2053	1,882	1,787
6.40%, 3/15/2054	6,210	6,770
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,690	2,886
TransDigm, Inc.
6.38%, 3/1/2029 (a)	2,714	2,708
6.63%, 3/1/2032 (a)	2,712	2,720
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	7,901	1,086
		80,177
Automobile Components — 0.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	2,160	2,097
7.00%, 4/15/2028 (a)	2,442	2,493
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	243	234
5.88%, 6/1/2029 (a)	3,519	3,462
3.75%, 1/30/2031 (a)	2,873	2,489
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	2,146	2,134
6.88%, 7/1/2028	1,379	1,369
5.00%, 10/1/2029	5,315	4,839
Clarios Global LP
6.75%, 5/15/2025 (a)	2,905	2,905

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
6.25%, 5/15/2026 (a)	2,405	2,403
6.75%, 5/15/2028 (a)	688	695
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	6,574	7,028
10.63% (PIK), 5/15/2027 (a) (c)	4,777	3,368
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	2,001	1,991
Dana, Inc. 5.63%, 6/15/2028	1,903	1,841
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	345	346
5.00%, 7/15/2029	5,645	5,191
5.25%, 4/30/2031	5,673	5,147
5.25%, 7/15/2031	3,898	3,525
Icahn Enterprises LP
6.38%, 12/15/2025	3,924	3,921
6.25%, 5/15/2026	930	907
5.25%, 5/15/2027	1,447	1,328
		59,713
Automobiles — 0.1%
Ford Motor Co.
9.63%, 4/22/2030	3,537	4,098
3.25%, 2/12/2032	15,255	12,538
Hyundai Capital America
1.80%, 10/15/2025 (a)	3,990	3,785
1.50%, 6/15/2026 (a)	3,398	3,127
3.00%, 2/10/2027 (a)	3,883	3,639
2.38%, 10/15/2027 (a)	1,088	985
		28,172
Banks — 6.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (d)	5,000	5,046
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	6,900	6,044
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	5,000	4,097
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	2,675	2,750
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (d)	1,400	1,390
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	397	345
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	4,000	3,777
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	15,925	16,992
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (d)	2,850	2,529
Banco Santander SA (Spain)
5.15%, 8/18/2025	200	198
1.85%, 3/25/2026	2,400	2,246
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	3,000	2,741
5.59%, 8/8/2028	23,000	23,134

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	16,200	17,317
6.94%, 11/7/2033	3,600	3,918
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	8,252	7,761
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	3,083	2,882
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (d)	8,019	7,736
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	971	927
(SOFR + 1.99%), 6.20%, 11/10/2028 (d)	3,223	3,315
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (d)	266	253
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	2,369	2,356
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	12,355	10,898
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	48,786	49,611
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (d)	11,190	10,544
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (d)	13,198	11,322
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	14,562	11,891
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	7,165	5,811
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	4,854	4,080
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	724	609
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	21,357	17,380
(SOFR + 1.91%), 5.29%, 4/25/2034 (d)	12,200	12,011
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	15,410	15,757
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	37,300	37,055
6.98%, 3/7/2037	1,457	1,572
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	1,491	1,265
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	8,412	5,865
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (d)	3,398	2,717
Bank of Ireland Group plc (Ireland)
(EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (d) (e) (f) (g) (h)	10,400	11,463
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	4,145	4,095
Bank of Montreal (Canada) 5.51%, 6/4/2031	3,500	3,514
Bank of New Zealand (New Zealand)
2.29%, 1/27/2027 (a)	889	822
5.08%, 1/30/2029 (a)	1,340	1,329
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	6,030	5,536
5.79%, 7/13/2028 (a)	6,790	6,912
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (d)	17,880	19,660
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (d)	558	538
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	442	412
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	1,000	891
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	832	724
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	7,565	7,502
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	9,425	9,384
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (d)	2,128	1,797
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (d)	7,640	7,618

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BPCE SA (France)
2.38%, 1/14/2025 (a)	2,260	2,211
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (d)	3,190	3,199
4.75%, 7/19/2027 (a)	1,625	1,596
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	6,380	6,485
5.13%, 1/18/2028 (a)	17,959	17,806
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	10,690	11,107
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	2,015	1,629
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	6,550	5,387
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	11,360	12,237
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (d)	6,035	6,034
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	3,445	3,508
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (d) (e) (f) (g) (h)	6,800	7,258
(EUR Swap Annual 5 Year + 3.55%), 6.25%, 2/23/2033 (d) (h)	6,800	7,770
Citibank NA
5.80%, 9/29/2028	4,000	4,103
5.57%, 4/30/2034	1,710	1,734
Citigroup, Inc.
Series M, (3-MONTH CME TERM SOFR + 3.68%), 9.01%, 8/15/2024 (d) (f) (g)	1,652	1,653
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d) (f) (g)	146	143
6.88%, 6/1/2025	627	634
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (f) (g)	14,489	13,846
(SOFR + 2.84%), 3.11%, 4/8/2026 (d)	2,427	2,374
4.30%, 11/20/2026	2,427	2,368
6.63%, 1/15/2028	814	853
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	780	741
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	6,742	6,351
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	9,835	9,813
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	12,100	11,982
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	3,495	3,287
(SOFR + 1.15%), 2.67%, 1/29/2031 (d)	2,524	2,185
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	16,707	15,864
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	4,854	4,141
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	18,009	14,972
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	2,345	1,923
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	17,840	18,704
(SOFR + 4.55%), 5.32%, 3/26/2041 (d)	6,796	6,570
Credit Agricole SA (France)
5.30%, 7/12/2028 (a)	24,075	24,199
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	12,130	12,504
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (d)	4,000	3,974
Danske Bank A/S (Denmark)
(3-MONTH SOFR + 1.59%), 3.24%, 12/20/2025 (a) (d)	3,300	3,251
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	2,560	2,563
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	3,590	3,389

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (d)	1,115	1,001
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	4,886	4,856
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (d)	2,000	1,929
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (d)	1,333	1,308
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	16,045	16,153
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	11,902	11,792
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	28,997	25,940
(SOFR + 3.35%), 7.39%, 11/3/2028 (d)	3,390	3,580
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	7,121	6,236
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	28,351	26,395
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	9,495	9,524
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	5,629	4,717
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	9,562	7,963
(SOFR + 4.25%), 8.11%, 11/3/2033 (d)	1,250	1,417
6.10%, 1/14/2042	695	743
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (d) (e) (f) (g) (h)	3,300	3,702
7.20%, 11/28/2033 (a)	11,840	12,732
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	15,549	11,680
KBC Group NV (Belgium) (EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (d) (e) (f) (g) (h)	10,600	12,273
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (d)	9,506	9,570
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (d)	1,320	1,296
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	3,060	2,834
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	1,110	1,107
4.38%, 3/22/2028	633	611
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (d)	7,000	6,561
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (d)	8,950	9,001
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	1,205	1,201
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	3,760	3,466
3.20%, 7/18/2029	2,605	2,364
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	2,070	2,080
3.75%, 7/18/2039	3,145	2,628
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (d)	4,400	4,254
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	3,490	3,533
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	1,900	1,929
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (e)	4,616	3,784
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,263	7,172
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (d)	9,980	10,080
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	8,450	8,569
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (d)	7,179	7,184
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	3,000	2,747

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.41%, 5/17/2029 (a)	12,115	12,079
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	611
PNC Bank NA 2.70%, 10/22/2029	4,150	3,612
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	1,942	1,837
2.55%, 1/22/2030	1,918	1,667
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	971	800
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	2,100	2,139
(SOFR + 2.28%), 6.88%, 10/20/2034 (d)	11,680	12,659
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	3,790	3,790
Royal Bank of Canada (Canada) 4.65%, 1/27/2026 (e)	411	406
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (d)	3,315	3,337
(SOFR + 2.14%), 6.34%, 5/31/2035 (d)	5,000	5,006
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	5,279	5,355
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	11,124	10,254
(SOFR + 1.48%), 2.90%, 3/15/2032 (d)	4,000	3,350
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	6,820	6,708
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	11,251	10,514
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	3,000	3,024
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	10,679	9,868
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	3,000	3,063
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (d)	26,100	25,887
3.00%, 1/22/2030 (a)	1,484	1,284
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (d)	3,095	2,546
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (d)	7,025	7,026
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (d)	1,000	980
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	2,520	2,349
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (d)	1,400	1,411
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	4,030	4,030
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	9,999	10,629
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a)	2,916	2,973
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (d)	6,583	6,925
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (a) (d)	1,978	2,016
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (d)	7,940	7,926
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	3,000	3,031
3.04%, 7/16/2029	1,395	1,253
2.75%, 1/15/2030	3,500	3,054
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	1,642	1,625
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	14,751
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	1,694	1,709
4.99%, 4/5/2029	6,990	6,895

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	7,816	7,874
(SOFR + 2.45%), 7.16%, 10/30/2029 (d)	6,330	6,704
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	17,311	16,486
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	4,385	4,399
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	3,680	3,657
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	690	641
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (d)	4,300	4,420
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	2,740	2,733
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	4,160	4,154
Wachovia Corp.
6.61%, 10/1/2025	1,602	1,619
7.57%, 8/1/2026 (i)	500	520
Wells Fargo & Co.
3.00%, 10/23/2026	4,854	4,604
4.30%, 7/22/2027	168	163
(SOFR + 1.07%), 5.71%, 4/22/2028 (d)	14,245	14,343
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	8,228	7,822
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	1,942	1,782
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	8,999	9,050
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	17,050	17,643
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	14,205	14,084
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	6,796	5,849
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	7,786	7,663
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	23,826	23,719
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	8,635	9,184
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	11,450	8,406
Westpac Banking Corp. (Australia) 5.54%, 11/17/2028	2,500	2,548
		1,303,045
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	7,757	7,325
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	4,854	4,384
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,201	2,061
Coca-Cola Co. (The) 5.30%, 5/13/2054	4,620	4,553
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	624	544
1.85%, 9/1/2032	500	383
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,850
Keurig Dr Pepper, Inc. 3.43%, 6/15/2027	219	208
Keurig Dr. Pepper, Inc. 2.55%, 9/15/2026	493	464
		22,772
Biotechnology — 0.4%
AbbVie, Inc.
5.05%, 3/15/2034	3,800	3,759

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
4.05%, 11/21/2039	24,345	21,007
5.40%, 3/15/2054	2,310	2,277
5.50%, 3/15/2064	3,030	2,979
Amgen, Inc.
5.25%, 3/2/2030	3,893	3,903
5.60%, 3/2/2043	3,883	3,846
5.65%, 3/2/2053	8,162	8,055
Biogen, Inc. 2.25%, 5/1/2030	10,000	8,419
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	9,560	9,369
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	679	406
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,167
5.25%, 10/15/2033	7,120	7,126
4.50%, 2/1/2045	6,310	5,419
5.55%, 10/15/2053	2,320	2,302
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	3,140	2,732
		84,766
Broadline Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	3,883	3,113
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	500	487
3.50%, 3/1/2029 (a)	1,500	1,340
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	2,743	2,641
Nordstrom, Inc. 4.38%, 4/1/2030	3,087	2,807
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	1,301	1,042
9.75%, 10/1/2027 (a)	155	155
		11,585
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	11,398	9,954
6.38%, 3/1/2034 (a)	1,685	1,652
CRH America Finance, Inc. 3.40%, 5/9/2027 (a)	200	190
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	8,783	8,798
Griffon Corp. 5.75%, 3/1/2028	6,859	6,630
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	3,540	3,317
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	5,757	5,484
4.38%, 7/15/2030 (a)	6,254	5,581
3.38%, 1/15/2031 (a)	3,064	2,557
Summit Materials LLC 5.25%, 1/15/2029 (a)	5,389	5,190
Trane Technologies Co. LLC 7.20%, 6/1/2025	15	15
		49,368
Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	2,500	2,606

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	8,610	9,273
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	155	128
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,228	1,173
4.85%, 3/29/2029	272	268
4.70%, 9/20/2047	129	110
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	3,980	4,080
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	3,050	2,813
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	4,665	4,656
5.41%, 5/10/2029	3,270	3,264
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	1,955	2,029
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.80%, 8/10/2026 (d)	4,700	4,703
3.50%, 11/16/2026	9,708	9,289
(SOFR + 0.79%), 1.09%, 12/9/2026 (d)	3,049	2,846
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	4,730	4,399
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	8,572	7,967
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	7,466	7,120
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	5,902	5,620
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	1,615	1,525
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	28,595	29,379
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	26,145	27,207
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	3,695	3,744
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	14,008	11,692
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	14,935	12,675
(SOFR + 1.55%), 5.85%, 4/25/2035 (d)	4,460	4,555
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (d)	9,863	8,371
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	2,194	1,626
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	1,064	807
Jefferies Financial Group, Inc.
6.45%, 6/8/2027	104	106
6.25%, 1/15/2036	923	936
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (b)	1,000	—
8.00%, 8/1/2015 (b)	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (b)	235	—
Macquarie Group Ltd. (Australia)
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (d)	777	762
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (d)	389	320
Morgan Stanley
5.00%, 11/24/2025	821	815
(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	1,204	1,167
3.13%, 7/27/2026	752	718
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (d)	1,348	1,278
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	6,014	5,974
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	6,097	6,118

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	13,950	13,850
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	3,186	3,069
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	15,193	13,222
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	2,418	1,925
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	3,922	3,133
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	2,273	1,914
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	7,854	7,773
(SOFR + 1.58%), 5.83%, 4/19/2035 (d)	4,870	4,967
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	3,160	2,492
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	3,233	3,210
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (d)	5,267	4,719
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	5,340	3,983
(SOFR + 1.43%), 2.80%, 1/25/2052 (d)	3,495	2,202
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	2,856	2,798
1.85%, 7/16/2025	1,300	1,244
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (d)	971	912
Nuveen LLC 4.00%, 11/1/2028 (a)	690	660
S&P Global, Inc.
2.90%, 3/1/2032	6,500	5,590
3.25%, 12/1/2049	5,340	3,759
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	12,648	12,780
UBS AG (Switzerland) 7.50%, 2/15/2028	688	735
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (d)	300	289
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (d)	350	352
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	1,890	1,753
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (d)	19,923	18,207
4.28%, 1/9/2028 (a)	9,976	9,554
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	11,213	10,966
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	2,230	2,381
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (d)	831	784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (d)	1,107	1,102
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	27,883	24,871
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	8,340	8,355
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (d)	1,126	1,186
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	2,250	2,504
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (d)	3,950	4,786
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (d)	7,620	7,609
4.88%, 5/15/2045	975	889
		382,644
Chemicals — 0.4%
Avient Corp. 7.13%, 8/1/2030 (a)	4,223	4,294
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	5,086	4,909
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	1,320	978
Celanese US Holdings LLC 6.38%, 7/15/2032	1,950	2,004

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
CF Industries, Inc.
5.15%, 3/15/2034	1,748	1,672
4.95%, 6/1/2043	9,931	8,746
Chemours Co. (The)
5.75%, 11/15/2028 (a)	4,421	4,046
4.63%, 11/15/2029 (a)	4,335	3,697
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,560
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,539	4,130
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	2,251	2,373
LYB International Finance III LLC 3.38%, 10/1/2040	1,942	1,430
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	2,359	2,328
5.25%, 6/1/2027 (a)	5,133	4,917
8.50%, 11/15/2028 (a)	1,325	1,405
4.25%, 5/15/2029 (a)	918	805
9.00%, 2/15/2030 (a)	2,090	2,211
Nutrien Ltd. (Canada)
2.95%, 5/13/2030	1,394	1,229
4.13%, 3/15/2035	497	442
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	4,366	4,352
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,907
4.50%, 10/15/2029	6,983	6,283
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,097	895
Union Carbide Corp. 7.75%, 10/1/2096	1,267	1,528
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	5,476	5,259
		75,400
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,668	5,915
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,251	3,861
4.88%, 7/15/2032 (a)	5,107	4,609
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	3,642	3,286
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,068	1,059
5.00%, 2/1/2028 (a)	3,995	3,820
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,693
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	1,826	1,735
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	3,917	3,824
4.00%, 8/1/2028 (a)	5,170	4,727
4.75%, 6/15/2029 (a)	1,942	1,808
6.75%, 1/15/2031 (a)	1,915	1,953
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 7.14%, 12/21/2065 (a) (d)	5,178	4,147
Madison IAQ LLC 4.13%, 6/30/2028 (a)	8,706	8,067
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	4,670	4,637

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
6.25%, 1/15/2028 (a)	2,110	2,071
Republic Services, Inc.
1.45%, 2/15/2031	1,952	1,541
2.38%, 3/15/2033	117	93
Stericycle, Inc. 3.88%, 1/15/2029 (a)	5,111	4,641
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	1,940	1,811
7.38%, 10/1/2031 (a)	2,175	2,234
		67,532
Communications Equipment — 0.0% ^
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,457	597
CommScope, Inc.
6.00%, 3/1/2026 (a)	7,416	6,619
4.75%, 9/1/2029 (a)	2,792	2,010
		9,226
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,631	1,218
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,218	3,919
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	7,860	7,284
MasTec, Inc.
4.50%, 8/15/2028 (a)	5,048	4,764
6.63%, 8/15/2029 (a)	1,457	1,368
Weekley Homes LLC 4.88%, 9/15/2028 (a)	5,274	4,830
		23,383
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (a)	1,249	1,138
Knife River Corp. 7.75%, 5/1/2031 (a)	4,428	4,609
		5,747
Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	398	401
2.45%, 10/29/2026	5,020	4,671
3.00%, 10/29/2028	16,596	14,995
5.10%, 1/19/2029	560	552
3.30%, 1/30/2032	2,900	2,470
Ally Financial, Inc. 5.75%, 11/20/2025	4,689	4,668
American Express Co.
2.55%, 3/4/2027	1,942	1,810
(SOFR + 1.00%), 5.10%, 2/16/2028 (d)	2,500	2,485
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	2,112	2,090
2.13%, 2/21/2026 (a)	7,990	7,479
4.25%, 4/15/2026 (a)	1,971	1,908
3.25%, 2/15/2027 (a)	2,235	2,080
2.53%, 11/18/2027 (a)	14,148	12,627

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
6.38%, 5/4/2028 (a)	3,660	3,711
5.75%, 3/1/2029 (a)	11,663	11,581
5.75%, 11/15/2029 (a)	34,030	33,738
Capital One Financial Corp.
(SOFR + 2.16%), 4.99%, 7/24/2026 (d)	505	500
(SOFR + 0.86%), 1.88%, 11/2/2027 (d)	2,093	1,912
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	3,750	3,663
6.95%, 6/10/2026	1,567	1,595
4.27%, 1/9/2027	1,000	961
4.13%, 8/17/2027	6,869	6,514
5.11%, 5/3/2029	870	838
7.20%, 6/10/2030	920	963
4.00%, 11/13/2030	6,651	5,895
General Motors Financial Co., Inc.
5.40%, 5/8/2027	2,200	2,196
3.60%, 6/21/2030	7,402	6,614
5.75%, 2/8/2031	2,450	2,448
2.70%, 6/10/2031	2,015	1,658
5.95%, 4/4/2034	3,935	3,917
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (a)	1,320	1,296
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 7.39%, 12/21/2065 (a) (d)	1,790	1,457
Macquarie Airfinance Holdings Ltd. (United Kingdom) 6.40%, 3/26/2029 (a)	1,275	1,288
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	2,995	3,025
OneMain Finance Corp.
7.13%, 3/15/2026	5,949	6,036
3.50%, 1/15/2027	3,249	3,005
6.63%, 1/15/2028	3,837	3,812
5.38%, 11/15/2029	3,139	2,919
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.37%), 3.88%, 6/14/2027 (d) (f) (g) (h)	3,400	3,528
		173,306
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	1,350	1,252
1.80%, 2/10/2031 (a)	1,078	860
2.50%, 2/10/2041 (a)	3,236	2,121
2.80%, 2/10/2051 (a)	4,126	2,466
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	17,105	16,486
5.88%, 2/15/2028 (a)	1,063	1,045
3.50%, 3/15/2029 (a)	2,130	1,900
4.88%, 2/15/2030 (a)	981	918
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (a)	1,480	1,453
3.44%, 5/13/2041 (a)	437	328
3.63%, 5/13/2051 (a)	491	350
5.62%, 2/12/2054 (a)	1,105	1,082

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Kroger Co. (The) Series B, 7.70%, 6/1/2029	874	962
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	5,217	5,085
Rite Aid Corp. 8.00%, 11/15/2026 (a) (b)	4,607	2,303
Sysco Corp. 2.40%, 2/15/2030	3,883	3,337
Target Corp. 4.80%, 1/15/2053	1,935	1,758
		43,706
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	9,786	8,321
5.25%, 8/15/2027 (a)	1,725	1,014
Ball Corp.
6.00%, 6/15/2029	3,791	3,797
2.88%, 8/15/2030	1,855	1,567
Berry Global, Inc. 5.80%, 6/15/2031 (a)	19,755	19,656
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	4,185	3,672
Crown Americas LLC 4.75%, 2/1/2026	1,801	1,768
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,089
3.50%, 3/15/2028 (a)	1,651	1,509
LABL, Inc. 6.75%, 7/15/2026 (a)	4,471	4,418
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	9,533	9,713
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	6,524	6,478
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,487
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,367	5,942
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,821	1,705
TriMas Corp. 4.13%, 4/15/2029 (a)	3,262	2,952
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (i)	4,613	4,548
WRKCo, Inc. 4.65%, 3/15/2026	2,427	2,389
		83,025
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	3,883	3,616
3.88%, 11/15/2029 (a)	1,570	1,387
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	845	853
7.75%, 3/15/2031 (a)	2,641	2,757
		8,613
Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	4,985	4,791
University of Miami Series 2022, 4.06%, 4/1/2052	3,398	2,729
University of Southern California Series A, 3.23%, 10/1/2120	777	461
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,004	2,053
		10,034
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	582	539

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
Safehold GL Holdings LLC 2.80%, 6/15/2031	4,854	4,036
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,420
VICI Properties LP
3.75%, 2/15/2027 (a)	1,753	1,660
4.63%, 12/1/2029 (a)	3,923	3,672
4.13%, 8/15/2030 (a)	559	503
WP Carey, Inc.
4.25%, 10/1/2026	2,092	2,033
2.25%, 4/1/2033	2,796	2,128
		17,991
Diversified Telecommunication Services — 0.9%
Altice France SA (France)
5.13%, 7/15/2029 (a)	1,886	1,265
5.50%, 10/15/2029 (a)	2,371	1,591
AT&T, Inc.
1.65%, 2/1/2028	8,737	7,721
2.55%, 12/1/2033	19,668	15,515
3.50%, 6/1/2041	5,594	4,269
3.50%, 9/15/2053	13,080	8,834
CCO Holdings LLC
5.00%, 2/1/2028 (a)	5,764	5,322
5.38%, 6/1/2029 (a)	8,636	7,736
4.75%, 3/1/2030 (a)	31,151	26,536
4.50%, 8/15/2030 (a)	14,596	12,128
4.25%, 2/1/2031 (a)	13,735	11,071
4.75%, 2/1/2032 (a)	1,010	813
4.50%, 5/1/2032	2,291	1,817
Embarq Corp. 8.00%, 6/1/2036	3,973	1,248
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,065	4,932
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	13,218	12,433
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	5,541	3,319
11.00%, 11/15/2029 (a)	901	924
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	3,562	2,291
4.13%, 4/15/2030 (a)	9,487	6,067
NBN Co. Ltd. (Australia) 5.75%, 10/6/2028 (a)	2,000	2,048
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	2,279	2,092
Sprint Capital Corp. 6.88%, 11/15/2028	4,475	4,726
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	149	132
6.38%, 11/15/2033 (a)	881	851
6.00%, 9/30/2034	179	151
6.00%, 9/30/2034 (a)	2,780	2,666
Verizon Communications, Inc.
2.10%, 3/22/2028	1,276	1,143
4.33%, 9/21/2028	2,156	2,089

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.02%, 12/3/2029	11,662	11,005
3.40%, 3/22/2041	2,355	1,802
2.99%, 10/30/2056	4,360	2,659
3.70%, 3/22/2061	2,325	1,640
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	5,227
		174,063
Electric Utilities — 2.6%
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	310
Series M, 3.65%, 4/1/2050	1,942	1,414
Series N, 2.75%, 8/15/2051	2,427	1,459
Alabama Power Co.
6.13%, 5/15/2038	865	900
5.50%, 3/15/2041	1,214	1,171
Series A, 4.30%, 7/15/2048	340	280
Arizona Public Service Co.
4.70%, 1/15/2044	146	120
4.25%, 3/1/2049	971	758
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,360	1,099
3.20%, 9/15/2049	1,432	952
2.90%, 6/15/2050	816	509
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,241
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,599	9,568
Commonwealth Edison Co. 4.00%, 3/1/2048	292	227
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,298
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	3,826	3,824
DTE Electric Co.
5.20%, 3/1/2034	3,400	3,362
3.95%, 6/15/2042	370	294
Series A, 4.00%, 4/1/2043	4,728	3,865
5.40%, 4/1/2053	1,034	1,010
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	3,700	3,913
Duke Energy Carolinas LLC
4.85%, 1/15/2034	7,000	6,743
3.70%, 12/1/2047	971	712
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,476
5.90%, 3/1/2033	400	407
6.20%, 11/15/2053	1,985	2,114
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,459
2.75%, 4/1/2050	9,897	5,981
5.40%, 4/1/2053	5,189	4,915
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,449
4.30%, 2/1/2049	1,427	1,141

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Progress LLC
4.10%, 5/15/2042	297	243
3.70%, 10/15/2046	195	146
Edison International
5.25%, 11/15/2028	1,651	1,634
6.95%, 11/15/2029	1,942	2,065
Electricite de France SA (France)
5.95%, 4/22/2034 (a)	3,435	3,461
6.90%, 5/23/2053 (a)	5,450	5,837
Emera US Finance LP (Canada) 2.64%, 6/15/2031	14,105	11,519
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a) (i)	9,394	7,654
Enel SpA (Italy) Series 6.5Y, (EUR Swap Annual 5 Year + 1.72%), 1.38%, 6/8/2027 (d) (f) (g) (h)	21,700	21,050
Entergy Arkansas LLC 5.75%, 6/1/2054	840	834
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	7,370	7,339
Entergy Louisiana LLC
3.12%, 9/1/2027	729	685
1.60%, 12/15/2030	7,252	5,779
4.20%, 4/1/2050	1,360	1,073
2.90%, 3/15/2051	3,920	2,377
5.70%, 3/15/2054	6,300	6,205
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,141
3.85%, 6/1/2049	486	360
3.50%, 6/1/2051	1,534	1,066
5.85%, 6/1/2054	2,885	2,873
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,509
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	14,280
3.55%, 9/30/2049	753	531
Evergy Metro, Inc. 4.20%, 6/15/2047	714	570
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	2,080	2,072
Exelon Corp. 4.95%, 6/15/2035	120	112
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (a)	777	732
4.55%, 4/1/2049 (a)	4,239	3,466
Florida Power & Light Co.
5.40%, 9/1/2035	583	583
3.70%, 12/1/2047	4,466	3,386
3.95%, 3/1/2048	646	510
Georgia Power Co. 5.25%, 3/15/2034	3,400	3,376
Interchile SA (Chile) 4.50%, 6/30/2056 (a)	3,097	2,565
Interstate Power and Light Co. 4.10%, 9/26/2028	777	743
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	5,867	5,792
2.95%, 5/14/2030 (a)	3,883	3,396
5.40%, 6/1/2033 (a)	5,973	5,882
5.65%, 5/9/2034 (a)	9,145	9,124

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	790
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	951
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,445
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,301
Mississippi Power Co. 3.95%, 3/30/2028	544	520
Monongahela Power Co. 5.85%, 2/15/2034 (a)	9,250	9,371
Nevada Power Co.
5.38%, 9/15/2040	608	576
6.00%, 3/15/2054	1,510	1,534
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	5,430	5,439
3.55%, 5/1/2027	522	498
5.25%, 2/28/2053	1,379	1,282
5.55%, 3/15/2054	2,650	2,564
NextEra Energy Operating Partners LP 4.25%, 9/15/2024 (a)	85	84
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	598
Northern States Power Co.
6.20%, 7/1/2037	168	179
2.60%, 6/1/2051	1,127	672
4.50%, 6/1/2052	2,602	2,198
NRG Energy, Inc.
6.63%, 1/15/2027	659	658
2.45%, 12/2/2027 (a)	2,549	2,289
5.75%, 1/15/2028	1,162	1,140
3.38%, 2/15/2029 (a)	4,251	3,763
5.25%, 6/15/2029 (a)	10,013	9,551
3.63%, 2/15/2031 (a)	614	526
3.88%, 2/15/2032 (a)	133	114
OGE Energy Corp. 5.45%, 5/15/2029	3,085	3,093
Ohio Power Co.
4.00%, 6/1/2049	583	443
Series R, 2.90%, 10/1/2051	6,567	4,045
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	647
5.35%, 10/1/2052	534	512
Pacific Gas and Electric Co.
3.45%, 7/1/2025	1,582	1,545
2.95%, 3/1/2026	1,000	954
4.65%, 8/1/2028	11,889	11,437
6.10%, 1/15/2029	1,282	1,308
4.55%, 7/1/2030	12,496	11,799
6.40%, 6/15/2033	11,604	12,045
6.95%, 3/15/2034	7,015	7,564
5.80%, 5/15/2034	11,605	11,577
4.20%, 6/1/2041	1,622	1,278
4.60%, 6/15/2043	1,894	1,542
4.25%, 3/15/2046	8,491	6,431

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.75%, 1/15/2053	4,025	4,253
PacifiCorp 4.15%, 2/15/2050	4,897	3,724
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,000	2,085
PECO Energy Co. 2.80%, 6/15/2050	729	458
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,058
PG&E Corp.
5.00%, 7/1/2028	6,548	6,277
5.25%, 7/1/2030	2,296	2,187
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	3,951	3,927
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	982
Series A-4, 5.21%, 12/1/2047	777	741
Series A-5, 5.10%, 6/1/2052	2,850	2,713
Pinnacle West Capital Corp. 1.30%, 6/15/2025	777	741
Potomac Electric Power Co. 6.50%, 11/15/2037	350	386
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,384	1,320
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	1,964
2.70%, 1/15/2051	3,097	1,807
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,259
Series G, 6.63%, 11/15/2037	1,068	1,130
Public Service Electric and Gas Co.
5.80%, 5/1/2037	826	851
5.38%, 11/1/2039	404	392
2.05%, 8/1/2050	2,950	1,591
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,021	982
Series A-2, 5.11%, 12/15/2047	311	295
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	707	695
Series A2, 5.17%, 5/15/2041	298	290
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	971	917
5.30%, 3/1/2028	14,913	14,948
5.65%, 10/1/2028	3,600	3,658
2.85%, 8/1/2029	1,748	1,558
5.45%, 6/1/2031	3,540	3,552
Series 06-E, 5.55%, 1/15/2037	437	429
Series 08-A, 5.95%, 2/1/2038	277	280
Series C, 3.60%, 2/1/2045	1,233	903
Series C, 4.13%, 3/1/2048	971	759
Series 20A, 2.95%, 2/1/2051	8,553	5,335
5.88%, 12/1/2053	9,757	9,742
5.75%, 4/15/2054	2,060	2,029
Southern Co. (The) 5.70%, 3/15/2034	1,995	2,024

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	2,369	2,217
5.30%, 4/1/2033	2,214	2,140
Series J, 3.90%, 4/1/2045	1,206	890
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	3,287	3,006
Tucson Electric Power Co.
4.85%, 12/1/2048	583	506
5.50%, 4/15/2053	2,597	2,504
Union Electric Co.
5.20%, 4/1/2034	2,310	2,277
4.00%, 4/1/2048	1,991	1,536
3.90%, 4/1/2052	1,262	968
5.25%, 1/15/2054	3,765	3,506
Virginia Electric and Power Co.
6.35%, 11/30/2037	229	241
8.88%, 11/15/2038	651	846
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	1,085	1,077
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	3,924	3,859
5.63%, 2/15/2027 (a)	4,331	4,262
5.00%, 7/31/2027 (a)	6,244	6,039
4.38%, 5/1/2029 (a)	3,033	2,807
4.30%, 7/15/2029 (a)	4,854	4,547
7.75%, 10/15/2031 (a)	4,000	4,156
6.00%, 4/15/2034 (a)	28,434	28,475
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	1,957
		515,262
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	2,427	2,073
Regal Rexnord Corp.
6.30%, 2/15/2030	1,181	1,209
6.40%, 4/15/2033	1,654	1,702
Sensata Technologies BV 5.00%, 10/1/2025 (a)	538	542
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	539	500
		6,026
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 4.00%, 4/1/2025	634	625
Coherent Corp. 5.00%, 12/15/2029 (a)	6,307	5,881
Corning, Inc. 5.35%, 11/15/2048	4,854	4,535
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,054	909
		11,950
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	877	834
4.08%, 12/15/2047	1,864	1,491
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	1,895	1,990

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	5,494	4,994
Halliburton Co.
4.75%, 8/1/2043	263	233
7.60%, 8/15/2096 (a)	267	292
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	2,655	2,649
Noble Finance II LLC 8.00%, 4/15/2030 (a)	2,780	2,868
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	2,949	2,948
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	719
Transocean, Inc. 8.75%, 2/15/2030 (a)	2,268	2,366
USA Compression Partners LP 6.88%, 9/1/2027	3,398	3,398
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,420	3,535
		28,317
Entertainment — 0.3%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	1,546	1,523
5.25%, 7/15/2028 (a)	4,406	4,113
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,638	1,614
6.50%, 5/15/2027 (a)	7,241	7,279
4.75%, 10/15/2027 (a)	3,883	3,679
Netflix, Inc. 5.38%, 11/15/2029 (a)	8,086	8,140
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	831	797
Warnermedia Holdings, Inc.
4.28%, 3/15/2032	14,256	12,477
5.05%, 3/15/2042	12,290	10,157
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	4,758	4,206
		53,985
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	5,263	4,508
6.50%, 5/15/2032 (a)	4,826	4,871
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,875	1,943
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,599
Global Payments, Inc. 2.90%, 11/15/2031	7,301	6,077
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	1,210	1,204
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	5,446	5,371
5.50%, 8/15/2028 (a)	1,425	1,360
Nationwide Building Society (United Kingdom)
1.00%, 8/28/2025 (a)	555	524
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (d)	2,650	2,702
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,466	3,739
Petronas Capital Ltd. (Malaysia) 2.48%, 1/28/2032 (a)	4,000	3,306
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,937	2,732
3.63%, 3/1/2029 (a)	2,851	2,550

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
3.88%, 3/1/2031 (a)	2,370	2,049
4.00%, 10/15/2033 (a)	565	469
Shell International Finance BV
3.63%, 8/21/2042	6,407	5,093
4.00%, 5/10/2046	2,913	2,342
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,469
Visa, Inc. 2.70%, 4/15/2040	1,457	1,058
		54,966
Food Products — 0.2%
Archer-Daniels-Midland Co. 4.50%, 3/15/2049	1,165	983
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	510	520
Campbell Soup Co. 4.15%, 3/15/2028	1,651	1,592
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,736	4,608
JBS USA Holding Lux SARL
3.75%, 12/1/2031	2,040	1,766
3.00%, 5/15/2032	5,910	4,800
6.75%, 3/15/2034 (a)	1,080	1,135
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	2,000	1,932
4.13%, 1/31/2030 (a)	2,821	2,537
4.38%, 1/31/2032 (a)	941	831
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	971	844
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	2,680	2,553
4.63%, 4/15/2030 (a)	2,694	2,446
6.25%, 2/15/2032 (a)	1,092	1,086
Tyson Foods, Inc. 5.70%, 3/15/2034	3,660	3,638
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	6,574	5,637
		36,908
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	1,432	1,384
5.75%, 5/20/2027	2,131	2,032
Atmos Energy Corp.
5.50%, 6/15/2041	1,078	1,069
4.15%, 1/15/2043	565	475
2.85%, 2/15/2052	928	576
5.75%, 10/15/2052	2,083	2,126
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	929
4.27%, 3/15/2048 (a)	971	730
ONE Gas, Inc. 4.50%, 11/1/2048	389	327
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	777	715
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	695	603
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,511
		14,477

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,145	3,979
5.38%, 3/1/2029 (a)	1,952	1,781
8.00%, 2/15/2031 (a)	2,565	2,531
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	98	107
6.15%, 5/1/2037	1,629	1,751
4.38%, 9/1/2042	2,437	2,116
3.55%, 2/15/2050	1,873	1,365
5.20%, 4/15/2054	12,708	12,085
CSX Corp. 4.50%, 11/15/2052	2,000	1,708
ERAC USA Finance LLC
5.00%, 2/15/2029 (a)	1,500	1,490
5.20%, 10/30/2034 (a)	710	698
7.00%, 10/15/2037 (a)	283	318
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	971	875
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	6,538	5,076
Norfolk Southern Corp. 4.05%, 8/15/2052	971	746
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	2,102	1,972
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	6,840	6,757
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	2,913	2,909
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	2,233	2,105
Union Pacific Corp. 3.50%, 2/14/2053	2,655	1,906
XPO, Inc.
6.25%, 6/1/2028 (a)	1,772	1,767
7.13%, 6/1/2031 (a)	6,035	6,158
		60,200
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	3,528	3,320
Baxter International, Inc. 3.13%, 12/1/2051	3,000	1,877
Becton Dickinson & Co. 3.70%, 6/6/2027	2,427	2,324
DH Europe Finance II SARL 3.25%, 11/15/2039	1,360	1,070
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,110	1,066
3.25%, 2/15/2029 (a)	4,368	3,900
Medline Borrower LP
3.88%, 4/1/2029 (a)	11,558	10,520
6.25%, 4/1/2029 (a)	2,693	2,693
5.25%, 10/1/2029 (a)	3,258	3,071
		29,841
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,921	3,813
5.00%, 4/15/2029 (a)	2,427	2,288
AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,267	3,654

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Aetna, Inc.
4.50%, 5/15/2042	218	182
4.13%, 11/15/2042	534	423
3.88%, 8/15/2047	6,691	4,906
Ascension Health 3.95%, 11/15/2046	667	549
Banner Health 1.90%, 1/1/2031	2,368	1,950
Cencora, Inc. 5.13%, 2/15/2034	9,030	8,837
Children's Hospital Series 2020, 2.93%, 7/15/2050	741	473
Cigna Group (The) 5.13%, 5/15/2031	3,480	3,443
CommonSpirit Health
1.55%, 10/1/2025	1,238	1,171
2.78%, 10/1/2030	1,238	1,065
3.91%, 10/1/2050	1,219	919
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	5,789	5,483
4.75%, 2/15/2031 (a)	6,136	4,845
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	486	345
CVS Health Corp.
4.30%, 3/25/2028	1,421	1,369
5.13%, 2/21/2030	4,536	4,460
5.25%, 2/21/2033	4,165	4,049
DaVita, Inc.
4.63%, 6/1/2030 (a)	4,788	4,289
3.75%, 2/15/2031 (a)	1,882	1,579
Encompass Health Corp.
4.50%, 2/1/2028	4,985	4,709
4.75%, 2/1/2030	4,989	4,618
4.63%, 4/1/2031	1,366	1,235
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,024
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,282	1,627
HCA, Inc.
4.50%, 2/15/2027	19,711	19,237
5.63%, 9/1/2028	4,916	4,942
3.50%, 9/1/2030	1,095	980
2.38%, 7/15/2031	4,819	3,931
5.60%, 4/1/2034	5,000	4,957
5.50%, 6/15/2047	9,800	9,099
5.25%, 6/15/2049	6,985	6,196
3.50%, 7/15/2051	1,273	849
4.63%, 3/15/2052	3,010	2,426
6.00%, 4/1/2054	5,000	4,910
Memorial Health Services 3.45%, 11/1/2049	627	458
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	219	179
Series 2015, 4.20%, 7/1/2055	763	630
Mount Sinai Hospital Series 2017, 3.98%, 7/1/2048	647	507
MultiCare Health System 2.80%, 8/15/2050	345	204

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
MyMichigan Health Series 2020, 3.41%, 6/1/2050	928	661
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	680	379
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,078	737
Owens & Minor, Inc.
4.38%, 12/15/2024	1,195	1,183
6.63%, 4/1/2030 (a)	4,466	4,246
Quest Diagnostics, Inc. 2.95%, 6/30/2030	971	856
Tenet Healthcare Corp.
6.25%, 2/1/2027	486	486
5.13%, 11/1/2027	13,137	12,801
4.63%, 6/15/2028	5,461	5,190
4.25%, 6/1/2029	8,735	8,081
6.13%, 6/15/2030	11,278	11,178
6.75%, 5/15/2031 (a)	4,755	4,799
Texas Health Resources
2.33%, 11/15/2050	486	278
4.33%, 11/15/2055	1,044	873
UnitedHealth Group, Inc.
3.95%, 10/15/2042	598	495
3.75%, 10/15/2047	1,088	832
3.25%, 5/15/2051	1,898	1,300
5.88%, 2/15/2053	7,903	8,180
5.05%, 4/15/2053	16,338	15,068
3.88%, 8/15/2059	782	581
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	942	560
		211,574
Health Care REITs — 0.0% ^
Healthcare Realty Holdings LP 3.10%, 2/15/2030	4,500	3,907
Healthpeak OP LLC 3.00%, 1/15/2030	486	429
MPT Operating Partnership LP 4.63%, 8/1/2029	1,384	1,008
Sabra Health Care LP 3.20%, 12/1/2031	2,194	1,808
Ventas Realty LP
3.50%, 2/1/2025	435	428
4.13%, 1/15/2026	84	82
3.25%, 10/15/2026	212	201
3.85%, 4/1/2027	600	575
		8,438
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,518
5.00%, 5/15/2027 (a)	5,377	5,223
		7,741

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	7,088	6,797
7.25%, 7/15/2028 (a)	971	992
		7,789
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	3,237	2,817
Boyd Gaming Corp. 4.75%, 12/1/2027	3,927	3,738
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,156
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	5,655	5,109
7.00%, 2/15/2030 (a)	6,300	6,368
6.50%, 2/15/2032 (a)	4,192	4,145
Carnival Corp.
4.00%, 8/1/2028 (a)	1,841	1,691
10.50%, 6/1/2030 (a)	1,000	1,087
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	7,549	8,173
Cedar Fair LP
6.50%, 10/1/2028	5,335	5,325
5.25%, 7/15/2029	1,641	1,546
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,384	1,377
5.75%, 5/1/2028 (a)	855	847
3.75%, 5/1/2029 (a)	3,424	3,103
4.88%, 1/15/2030	2,112	1,997
4.00%, 5/1/2031 (a)	367	324
3.63%, 2/15/2032 (a)	1,423	1,207
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,355	1,319
McDonald's Corp. 5.45%, 8/14/2053	1,570	1,524
MGM Resorts International
5.75%, 6/15/2025	3,920	3,910
4.63%, 9/1/2026	2,015	1,955
5.50%, 4/15/2027	2,876	2,828
6.50%, 4/15/2032	1,675	1,638
Royal Caribbean Cruises Ltd.
5.38%, 7/15/2027 (a)	2,000	1,960
8.25%, 1/15/2029 (a)	4,413	4,645
9.25%, 1/15/2029 (a)	7,071	7,532
7.25%, 1/15/2030 (a)	7,580	7,830
6.25%, 3/15/2032 (a)	2,095	2,085
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	2,233	2,189
6.63%, 5/1/2032 (a)	2,416	2,418
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	534	535
Starbucks Corp.
4.90%, 2/15/2031	2,140	2,107
4.80%, 2/15/2033	3,087	2,996
Station Casinos LLC 4.50%, 2/15/2028 (a)	2,258	2,103

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,665	4,695
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	2,801	2,726
Wynn Macau Ltd. (Macau)
4.88%, 10/1/2024 (a)	1,925	1,913
5.63%, 8/26/2028 (a)	2,990	2,797
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	10,101	9,499
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	781	736
3.63%, 3/15/2031	1,185	1,032
4.63%, 1/31/2032	4,659	4,244
		130,226
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	4,184	4,151
Newell Brands, Inc.
5.70%, 4/1/2026 (i)	8,484	8,377
6.63%, 9/15/2029	4,524	4,426
6.87%, 4/1/2036 (i)	4,374	3,884
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	9,348	8,382
		29,220
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	520	500
4.13%, 10/15/2030	4,019	3,559
4.13%, 4/30/2031 (a)	724	633
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	4,985	4,599
4.38%, 3/31/2029 (a)	3,782	3,362
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	3,791	3,789
		16,442
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	3,171	3,133
4.50%, 2/15/2028 (a)	2,913	2,739
5.13%, 3/15/2028 (a)	3,825	3,645
Constellation Energy Generation LLC
3.25%, 6/1/2025	578	565
5.80%, 3/1/2033	816	829
6.25%, 10/1/2039	195	202
5.75%, 10/1/2041	6,850	6,662
5.60%, 6/15/2042	8,961	8,617
6.50%, 10/1/2053	11,126	11,881
5.75%, 3/15/2054	4,005	3,884
		42,157
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	4,740	4,595

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	2,427	1,989
3.00%, 4/15/2050	4,989	3,247
2.13%, 10/15/2050	1,457	782
		6,018
Insurance — 0.4%
Aflac, Inc. 3.60%, 4/1/2030	2,427	2,238
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	1,680	1,209
Aon Corp.
5.35%, 2/28/2033	864	851
6.25%, 9/30/2040	233	246
Arthur J Gallagher & Co. 5.75%, 7/15/2054	2,630	2,555
Athene Global Funding
1.45%, 1/8/2026 (a)	1,719	1,607
2.95%, 11/12/2026 (a)	4,369	4,106
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	2,190	1,324
3.85%, 3/15/2052	4,281	3,291
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,068	1,111
CNA Financial Corp. 5.13%, 2/15/2034	1,700	1,626
CNO Global Funding 5.88%, 6/4/2027 (a)	6,500	6,516
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	3,000	3,097
6.50%, 6/4/2029 (j)	4,235	4,228
F&G Global Funding 1.75%, 6/30/2026 (a)	617	565
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	5,100	5,075
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	395	337
Guardian Life Global Funding 5.74%, 10/2/2028 (a)	2,000	2,048
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	264	218
High Street Funding Trust I 4.11%, 2/15/2028 (a)	2,000	1,879
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	2,560	2,510
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	462	336
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	1,583	1,532
MetLife, Inc.
6.50%, 12/15/2032	680	740
4.13%, 8/13/2042	486	402
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,353
5.15%, 3/28/2033 (a)	8,975	8,843
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,690
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,557
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	327
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	4,140	4,122
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (d)	2,651	2,026
Principal Financial Group, Inc. 3.70%, 5/15/2029	588	545
Principal Life Global Funding II
3.00%, 4/18/2026 (a)	569	544

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
5.10%, 1/25/2029 (a)	2,650	2,624
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,365
Prudential Financial, Inc. 3.91%, 12/7/2047	2,193	1,688
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	153
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (d)	400	384
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	486	431
4.27%, 5/15/2047 (a)	777	625
W R Berkley Corp. 3.55%, 3/30/2052	2,461	1,674
		80,598
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	4,087	4,141
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	4,937	4,309
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,315
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,869	4,864
		12,488
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,165	3,154
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	4,908	4,440
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,179	8,424
Esab Corp. 6.25%, 4/15/2029 (a)	2,335	2,340
Hillenbrand, Inc.
6.25%, 2/15/2029	1,255	1,248
3.75%, 3/1/2031	4,565	3,933
Parker-Hannifin Corp.
4.25%, 9/15/2027	680	661
6.25%, 5/15/2038	428	455
Terex Corp. 5.00%, 5/15/2029 (a)	2,850	2,680
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	4,175	4,302
		24,043
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,153	2,014
Media — 1.2%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	2,733	2,029
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	1,935
2.80%, 4/1/2031	4,175	3,407
6.65%, 2/1/2034	6,810	6,897
3.50%, 6/1/2041	3,466	2,329
3.50%, 3/1/2042	5,772	3,838
3.70%, 4/1/2051	3,107	1,902

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
3.90%, 6/1/2052	1,651	1,036
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	8,147	7,696
7.75%, 4/15/2028 (a)	1,961	1,691
Comcast Corp.
1.95%, 1/15/2031	3,951	3,241
5.30%, 6/1/2034	3,540	3,537
4.40%, 8/15/2035	3,738	3,432
3.90%, 3/1/2038	12,124	10,241
3.25%, 11/1/2039	10,222	7,814
3.97%, 11/1/2047	1,083	844
4.00%, 3/1/2048	4,990	3,920
4.00%, 11/1/2049	132	102
3.45%, 2/1/2050	4,085	2,883
2.89%, 11/1/2051	1,968	1,224
5.35%, 5/15/2053	23,013	21,909
2.94%, 11/1/2056	18,694	11,235
2.99%, 11/1/2063	1,152	673
Cox Communications, Inc. 2.95%, 10/1/2050 (a)	2,709	1,610
CSC Holdings LLC
5.38%, 2/1/2028 (a)	14,093	9,897
6.50%, 2/1/2029 (a)	3,959	2,679
4.50%, 11/15/2031 (a)	2,571	1,573
Directv Financing LLC 5.88%, 8/15/2027 (a)	5,942	5,580
Discovery Communications LLC 4.00%, 9/15/2055	2,321	1,485
DISH DBS Corp.
5.88%, 11/15/2024	10,729	10,217
5.25%, 12/1/2026 (a)	6,014	4,789
5.75%, 12/1/2028 (a)	1,782	1,241
DISH Network Corp. 11.75%, 11/15/2027 (a)	4,607	4,622
Gray Television, Inc.
10.50%, 7/15/2029 (a)	1,765	1,753
4.75%, 10/15/2030 (a)	2,049	1,166
5.38%, 11/15/2031 (a)	2,114	1,174
iHeartCommunications, Inc.
6.38%, 5/1/2026	3,631	2,778
8.38%, 5/1/2027	5,520	1,994
5.25%, 8/15/2027 (a)	4,231	2,337
Lamar Media Corp.
3.75%, 2/15/2028	923	860
4.00%, 2/15/2030	5,243	4,716
News Corp. 3.88%, 5/15/2029 (a)	2,802	2,543
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	9,281	8,760
4.75%, 11/1/2028 (a)	1,369	1,207
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	3,749	3,600
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,393	2,821

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,209	785
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	5,422	3,677
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	3,087	2,932
4.00%, 7/15/2028 (a)	11,506	10,300
5.50%, 7/1/2029 (a)	9,409	8,739
4.13%, 7/1/2030 (a)	2,672	2,240
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,660	5,181
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	780
TEGNA, Inc.
4.63%, 3/15/2028	3,801	3,443
5.00%, 9/15/2029	4,969	4,367
Time Warner Cable LLC 7.30%, 7/1/2038	326	331
Univision Communications, Inc.
4.50%, 5/1/2029 (a)	2,309	1,972
7.38%, 6/30/2030 (a)	4,190	3,971
Videotron Ltd. 5.38%, 6/15/2024 (a)	2,969	2,963
		234,898
Metals & Mining — 0.6%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,465	3,425
6.13%, 5/15/2028 (a)	3,845	3,837
ATI, Inc. 5.88%, 12/1/2027	6,088	5,978
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	1,942	1,895
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,778	2,767
Carpenter Technology Corp. 6.38%, 7/15/2028	4,422	4,415
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	3,585	3,552
4.63%, 3/1/2029 (a)	2,799	2,620
Corp. Nacional del Cobre de Chile (Chile)
6.44%, 1/26/2036 (a)	3,794	3,860
6.30%, 9/8/2053 (a)	2,634	2,576
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	4,906	4,660
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	12,891	12,331
5.40%, 11/14/2034	2,088	2,036
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	105
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	3,883	3,681
2.50%, 9/1/2030 (a)	850	714
2.85%, 4/27/2031 (a)	8,941	7,531
2.63%, 9/23/2031 (a)	8,632	7,092
5.63%, 4/4/2034 (a)	25,200	24,756
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,248	3,022
Novelis Corp.
3.25%, 11/15/2026 (a)	1,498	1,399
3.88%, 8/15/2031 (a)	750	642

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	1,942	1,890
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	1,554	1,418
United States Steel Corp. 6.88%, 3/1/2029	2,578	2,578
Vale Overseas Ltd. (Brazil) 6.13%, 6/12/2033	2,390	2,390
		111,170
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	4,854	4,526
Series QIB, 4.50%, 9/1/2026 (a)	18,930	17,258
Series QIB, 4.50%, 3/15/2027 (a)	29,123	25,768
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	22,328	21,443
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	25,000	23,164
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	4,625	4,600
		96,759
Multi-Utilities — 0.4%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,080
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,244
3.25%, 3/15/2050	3,835	2,615
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,367
2.85%, 5/15/2051	7,514	4,573
4.60%, 5/1/2053	1,160	962
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	391
Series 2017, 3.88%, 6/15/2047	1,238	957
Series E, 4.65%, 12/1/2048	1,651	1,406
4.50%, 5/15/2058	785	639
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,415
4.35%, 4/15/2049	486	412
4.35%, 8/31/2064	477	369
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	744
7.00%, 6/15/2038	389	423
Series C, 4.90%, 8/1/2041	45	40
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	2,750	2,839
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	4,220	4,281
DTE Energy Co. 5.10%, 3/1/2029	2,800	2,762
Engie SA (France)
5.63%, 4/10/2034 (a)	4,285	4,273
5.88%, 4/10/2054 (a)	1,884	1,832
National Grid plc (United Kingdom) 5.42%, 1/11/2034	1,800	1,757
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	1,140	1,126
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	861

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
2.89%, 9/15/2051	1,282	791
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	4,854	4,160
6.00%, 6/1/2039	486	502
4.50%, 8/15/2040	242	214
Series UUU, 3.32%, 4/15/2050	4,641	3,140
5.35%, 4/1/2053	1,059	1,002
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	12,750	12,625
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	9,888	6,238
		76,040
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	1,112	834
5.15%, 4/15/2053	1,059	934
COPT Defense Properties LP 2.25%, 3/15/2026	1,505	1,417
		3,185
Oil, Gas & Consumable Fuels — 3.2%
AI Candelaria Spain SA (Colombia) 7.50%, 12/15/2028 (h)	935	910
Aker BP ASA (Norway)
2.00%, 7/15/2026 (a)	1,123	1,042
3.10%, 7/15/2031 (a)	4,400	3,726
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	4,160	4,070
5.38%, 6/15/2029 (a)	5,790	5,549
Antero Resources Corp.
7.63%, 2/1/2029 (a)	5,289	5,448
5.38%, 3/1/2030 (a)	2,151	2,059
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	593	575
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	5,415	5,539
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	5,036	5,252
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,170	3,167
7.00%, 7/15/2029 (a)	1,401	1,416
7.25%, 7/15/2032 (a)	976	994
BP Capital Markets America, Inc.
2.72%, 1/12/2032	20,922	17,743
4.81%, 2/13/2033	4,476	4,329
4.89%, 9/11/2033	3,466	3,365
3.00%, 2/24/2050	5,102	3,323
2.77%, 11/10/2050	3,971	2,449
2.94%, 6/4/2051	5,194	3,308
3.00%, 3/17/2052	2,952	1,906
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (f) (g)	2,246	2,196
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	13,465	12,704
Buckeye Partners LP 4.13%, 12/1/2027	4,311	3,998

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
California Resources Corp. 7.13%, 2/1/2026 (a)	2,602	2,615
Cameron LNG LLC 3.70%, 1/15/2039 (a)	933	753
Cheniere Energy Partners LP
4.50%, 10/1/2029	12,297	11,686
4.00%, 3/1/2031	8,788	7,920
5.75%, 8/15/2034 (a)	18,395	18,272
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	10,284	10,311
Chord Energy Corp. 6.38%, 6/1/2026 (a)	4,670	4,663
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	4,151	4,356
8.63%, 11/1/2030 (a)	3,840	4,108
8.75%, 7/1/2031 (a)	9,670	10,324
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	4,775	4,867
6.50%, 8/15/2043 (a)	2,890	3,014
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	6,693	6,474
5.88%, 1/15/2030 (a)	1,078	994
ConocoPhillips Co. 5.55%, 3/15/2054	15,910	15,670
Coterra Energy, Inc. 3.90%, 5/15/2027	2,825	2,710
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	8,385	8,877
Diamondback Energy, Inc. 5.40%, 4/18/2034	3,320	3,273
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,061	3,714
4.38%, 6/15/2031 (a)	2,602	2,337
Ecopetrol SA (Colombia) 8.38%, 1/19/2036	1,912	1,861
Enbridge, Inc. (Canada)
5.63%, 4/5/2034	6,665	6,625
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	8,260	8,877
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,961	1,999
Energian Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (h)	1,840	1,745
Energy Transfer LP
5.75%, 2/15/2033	1,942	1,942
5.80%, 6/15/2038	5,660	5,490
5.00%, 5/15/2050	4,854	4,120
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	3,530	3,490
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	513
EnLink Midstream LLC
5.63%, 1/15/2028 (a)	3,170	3,132
5.38%, 6/1/2029	701	682
EnLink Midstream Partners LP
4.15%, 6/1/2025	758	745
4.85%, 7/15/2026	1,617	1,581
5.60%, 4/1/2044	2,344	2,058
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	4,610	5,045
Series J, 5.75%, 3/1/2035	777	776

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (d)	1,457	1,392
EQM Midstream Partners LP
4.00%, 8/1/2024	2,172	2,163
6.00%, 7/1/2025 (a)	415	415
4.13%, 12/1/2026	2,200	2,114
6.50%, 7/1/2027 (a)	1,942	1,958
5.50%, 7/15/2028	6,786	6,654
4.50%, 1/15/2029 (a)	4,883	4,551
4.75%, 1/15/2031 (a)	4,267	3,918
Equinor ASA (Norway) 7.15%, 11/15/2025	568	582
Exxon Mobil Corp.
3.00%, 8/16/2039	1,555	1,180
3.10%, 8/16/2049	670	457
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	3,502	2,880
4.32%, 12/30/2039 (a)	1,243	897
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,557	1,225
Genesis Energy LP
8.00%, 1/15/2027	1,445	1,473
7.75%, 2/1/2028	4,831	4,852
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	1,798	1,722
3.45%, 10/15/2027 (a)	1,423	1,337
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,981	1,864
Gulfport Energy Corp.
8.00%, 5/17/2026	1,948	1,974
8.00%, 5/17/2026 (a)	2,588	2,623
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,330	3,375
Hess Corp. 4.30%, 4/1/2027	11,740	11,428
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	5,417	5,383
HF Sinclair Corp. 5.88%, 4/1/2026	3,426	3,436
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	9,460	9,138
Kinder Morgan, Inc. 3.25%, 8/1/2050	5,524	3,530
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	7,264	7,341
5.88%, 6/15/2030 (a)	22,031	21,469
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (h)	1,058	1,037
6.50%, 6/30/2027 (h)	1,147	1,089
6.75%, 6/30/2030 (h)	660	602
Matador Resources Co. 6.50%, 4/15/2032 (a)	3,510	3,503
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	2,879	2,794
MPLX LP
5.50%, 6/1/2034	7,150	6,993
5.20%, 3/1/2047	314	282
4.95%, 3/14/2052	1,219	1,038

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	1,935	1,970
8.38%, 2/15/2032 (a)	1,935	1,971
NGPL PipeCo LLC
3.25%, 7/15/2031 (a)	3,030	2,574
7.77%, 12/15/2037 (a)	598	684
NuStar Logistics LP
5.75%, 10/1/2025	2,011	1,999
6.00%, 6/1/2026	1,299	1,287
5.63%, 4/28/2027	3,651	3,596
6.38%, 10/1/2030	647	645
Occidental Petroleum Corp. 6.20%, 3/15/2040	8,604	8,657
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,492
Ovintiv, Inc. 6.25%, 7/15/2033	1,776	1,823
Permian Resources Operating LLC
7.75%, 2/15/2026 (a)	2,070	2,088
5.88%, 7/1/2029 (a)	5,275	5,169
9.88%, 7/15/2031 (a)	1,890	2,091
7.00%, 1/15/2032 (a)	1,950	1,992
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,524	2,462
5.35%, 2/12/2028	3,160	2,787
5.95%, 1/28/2031	3,398	2,751
10.00%, 2/7/2033	7,907	7,962
7.69%, 1/23/2050	1,505	1,092
Phillips 66 4.65%, 11/15/2034	971	900
Pioneer Natural Resources Co. 1.90%, 8/15/2030	23,833	19,919
Raizen Fuels Finance SA (Brazil) 6.45%, 3/5/2034 (a)	1,754	1,775
Range Resources Corp.
4.88%, 5/15/2025	1,532	1,519
8.25%, 1/15/2029	5,886	6,115
4.75%, 2/15/2030 (a)	826	766
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,070	2,844
4.80%, 5/15/2030 (a)	2,250	2,055
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	2,913	2,907
4.50%, 5/15/2030	14,148	13,513
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	224	212
SM Energy Co.
5.63%, 6/1/2025	1,457	1,451
6.75%, 9/15/2026	4,864	4,857
6.63%, 1/15/2027	1,256	1,249
Southwestern Energy Co.
5.70%, 1/23/2025 (i)	197	196
8.38%, 9/15/2028	2,311	2,386
5.38%, 2/1/2029	5,776	5,555

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.38%, 3/15/2030	2,938	2,826
4.75%, 2/1/2032	574	520
Sunoco LP
6.00%, 4/15/2027	1,491	1,478
7.00%, 5/1/2029 (a)	1,222	1,248
4.50%, 5/15/2029	5,642	5,177
7.25%, 5/1/2032 (a)	3,235	3,312
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	3,607	3,532
5.50%, 1/15/2028 (a)	4,820	4,597
6.00%, 12/31/2030 (a)	1,593	1,501
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,622
3.13%, 5/29/2050	6,549	4,444
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,910	5,842
5.64%, 4/5/2064	14,350	14,287
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	11,000	10,219
4.75%, 5/15/2038	3,000	2,722
Valero Energy Corp. 2.15%, 9/15/2027	874	791
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	6,174	5,560
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	10,247	10,472
9.50%, 2/1/2029 (a)	10,000	10,845
8.38%, 6/1/2031 (a)	4,854	5,005
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	2,045	2,076
		624,743
Passenger Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	5,622	5,569
7.25%, 2/15/2028 (a)	775	774
5.75%, 4/20/2029 (a)	12,328	11,922
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	2,916	2,895
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	3,808	3,811
United Airlines Holdings, Inc. 4.88%, 1/15/2025	2,176	2,160
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	3,982	3,556
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	2,913	2,649
		33,336
Personal Care Products — 0.0% ^
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	4,937	4,799
4.13%, 4/1/2029 (a)	2,054	1,870
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,490
		9,159

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	4,518	4,209
8.50%, 1/31/2027 (a)	5,693	4,124
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	6,343	5,982
5.75%, 8/15/2027 (a)	5,912	4,671
4.88%, 6/1/2028 (a)	3,433	2,515
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	12,910	12,827
4.13%, 6/15/2039	5,823	5,036
2.35%, 11/13/2040	3,883	2,566
3.70%, 3/15/2052	6,576	4,806
5.55%, 2/22/2054	17,550	17,279
3.90%, 3/15/2062	3,680	2,651
6.40%, 11/15/2063	640	698
5.65%, 2/22/2064	6,225	6,083
Eli Lilly & Co.
5.00%, 2/9/2054	5,750	5,457
4.95%, 2/27/2063	2,400	2,215
Merck & Co., Inc.
5.00%, 5/17/2053	2,112	1,975
5.15%, 5/17/2063	1,641	1,549
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,608
5.13%, 4/30/2031 (a)	5,735	5,068
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (b)	4,135	—
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	5,034	4,867
5.30%, 5/19/2053	5,170	4,943
5.34%, 5/19/2063	16,746	15,736
Pfizer, Inc.
4.10%, 9/15/2038	2,913	2,562
3.90%, 3/15/2039	2,874	2,441
Roche Holdings, Inc. 5.49%, 11/13/2030 (a)	14,045	14,345
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,600	1,173
3.18%, 7/9/2050	750	504
Wyeth LLC 5.95%, 4/1/2037	1,068	1,121
Zoetis, Inc.
2.00%, 5/15/2030	1,942	1,622
5.60%, 11/16/2032	1,870	1,910
		144,543
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	2,994	2,546

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — continued
5.00%, 3/1/2031	1,262	1,004
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	580
		4,130
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,593
ERP Operating LP 2.85%, 11/1/2026	2,913	2,754
Essex Portfolio LP 2.65%, 3/15/2032	3,160	2,581
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,215
UDR, Inc.
2.10%, 8/1/2032	923	714
1.90%, 3/15/2033	491	370
		10,227
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	921	882
4.30%, 10/15/2028	777	746
5.50%, 6/15/2034	1,200	1,184
Realty Income Corp.
3.25%, 1/15/2031	539	476
1.80%, 3/15/2033	1,068	798
Regency Centers LP 3.70%, 6/15/2030	3,743	3,420
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,379	1,357
3.25%, 10/28/2025 (a)	971	940
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (d)	722	691
		10,494
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,523	5,522
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,900	1,963
Broadcom, Inc. 3.14%, 11/15/2035 (a)	12,975	10,314
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,242	2,097
3.63%, 5/1/2029 (a)	1,631	1,449
5.95%, 6/15/2030 (a)	6,272	6,174
Intel Corp.
3.25%, 11/15/2049	1,651	1,100
5.70%, 2/10/2053	4,374	4,279
3.10%, 2/15/2060	680	410
KLA Corp. 3.30%, 3/1/2050	761	534
Marvell Technology, Inc. 2.95%, 4/15/2031	2,020	1,730
NXP BV (China)
5.00%, 1/15/2033	1,457	1,411
3.25%, 5/11/2041	3,684	2,672
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	3,241	2,960
QUALCOMM, Inc. 4.50%, 5/20/2052	300	259

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Texas Instruments, Inc.
3.88%, 3/15/2039	1,573	1,372
4.15%, 5/15/2048	292	242
5.05%, 5/18/2063	8,227	7,668
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	6,873	5,786
		57,942
Software — 0.3%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	2,001	1,863
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	5,212	4,773
Elastic NV 4.13%, 7/15/2029 (a)	3,380	3,022
Intuit, Inc. 5.20%, 9/15/2033	6,963	6,951
Microsoft Corp. 2.50%, 9/15/2050 (a)	2,524	1,560
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	5,387	5,041
5.13%, 4/15/2029 (a)	3,431	3,186
Oracle Corp.
2.30%, 3/25/2028	5,772	5,193
4.30%, 7/8/2034	551	499
3.90%, 5/15/2035	1,500	1,299
3.85%, 7/15/2036	1,705	1,433
3.80%, 11/15/2037	7,645	6,286
3.65%, 3/25/2041	3,350	2,568
4.13%, 5/15/2045	5,145	4,049
3.95%, 3/25/2051	1,418	1,045
RingCentral, Inc. 8.50%, 8/15/2030 (a)	3,950	4,133
Roper Technologies, Inc. 1.75%, 2/15/2031	1,165	932
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,049	2,986
VMware LLC 4.65%, 5/15/2027	3,039	2,981
Workday, Inc. 3.70%, 4/1/2029	5,484	5,133
		64,933
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	1,403	1,283
3.10%, 6/15/2050	112	72
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,168
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	6,269	6,047
5.25%, 3/15/2028 (a)	962	926
4.88%, 9/15/2029 (a)	1,457	1,350
5.25%, 7/15/2030 (a)	2,515	2,351
4.50%, 2/15/2031 (a)	1,325	1,179
Public Storage Operating Co. 5.10%, 8/1/2033	4,280	4,222
SBA Communications Corp. 3.13%, 2/1/2029	7,191	6,327
		24,925

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,592	3,393
4.75%, 3/1/2030	1,199	1,100
Bath & Body Works, Inc.
5.25%, 2/1/2028	747	726
7.50%, 6/15/2029	9,537	9,792
6.88%, 11/1/2035	1,753	1,768
6.75%, 7/1/2036	2,170	2,159
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,427	4,697
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	3,578	3,266
Home Depot, Inc. (The)
3.63%, 4/15/2052	2,585	1,897
3.50%, 9/15/2056	5,048	3,556
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	394	375
3.88%, 6/1/2029 (a)	3,005	2,676
4.38%, 1/15/2031 (a)	1,612	1,420
Lowe's Cos., Inc. 5.63%, 4/15/2053	5,076	4,911
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	180	171
1.75%, 3/15/2031	1,212	972
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,498
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,540	8,860
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,952	2,652
Staples, Inc.
7.50%, 4/15/2026 (a)	1,498	1,498
10.75%, 4/15/2027 (a)	5,807	5,170
10.75%, 9/1/2029 (a) (j)	8,550	8,273
		73,830
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.75%, 11/13/2047	971	773
2.65%, 2/8/2051	3,883	2,442
2.70%, 8/5/2051	11,155	7,042
2.85%, 8/5/2061	5,325	3,271
Seagate HDD Cayman
4.09%, 6/1/2029	3,204	2,933
3.13%, 7/15/2029	2,141	1,834
8.25%, 12/15/2029 (a)	1,624	1,737
4.13%, 1/15/2031	3,545	3,112
8.50%, 7/15/2031 (a)	2,456	2,620
9.63%, 12/1/2032	762	863
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	3,235	3,133
		29,760

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,853	1,798
William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,767	3,699
		5,497
Tobacco — 0.5%
Altria Group, Inc.
2.45%, 2/4/2032	3,883	3,121
3.40%, 2/4/2041	9,538	6,831
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	1,875	1,776
2.26%, 3/25/2028	267	238
4.39%, 8/15/2037	24,553	20,713
4.54%, 8/15/2047	6,513	5,059
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,291
5.63%, 9/7/2033	13,190	13,299
5.25%, 2/13/2034	22,160	21,705
4.38%, 11/15/2041	11,926	10,040
		92,073
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	546	544
4.13%, 8/1/2025 (a)	1,893	1,852
4.88%, 10/1/2025 (a)	4,078	4,015
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (a)	370	367
EquipmentShare.com, Inc. 8.63%, 5/15/2032 (a)	4,400	4,556
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	6,163	6,017
Imola Merger Corp. 4.75%, 5/15/2029 (a)	7,879	7,334
United Rentals North America, Inc.
4.88%, 1/15/2028	5,314	5,115
5.25%, 1/15/2030	4,025	3,864
4.00%, 7/15/2030	5,825	5,221
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,092	3,150
6.38%, 3/15/2029 (a)	4,002	4,017
6.63%, 3/15/2032 (a)	2,110	2,120
WW Grainger, Inc. 4.60%, 6/15/2045	505	452
		48,624
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,262	1,236
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	617	513
		1,749

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	602	557
5.15%, 3/1/2034	3,400	3,356
		3,913
Wireless Telecommunication Services — 0.2%
Empresa Nacional de Telecomunicaciones SA (Chile) 3.05%, 9/14/2032 (a)	2,001	1,597
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,493	1,831
Sprint LLC 7.63%, 3/1/2026	1,267	1,301
T-Mobile USA, Inc.
2.63%, 2/15/2029	11,295	10,033
3.38%, 4/15/2029	14,785	13,531
5.50%, 1/15/2055	1,890	1,811
United States Cellular Corp. 6.70%, 12/15/2033	4,262	4,486
		34,590
Total Corporate Bonds (Cost $6,312,432)		5,917,798
Mortgage-Backed Securities — 26.1%
FHLMC
Pool # 1J1380, ARM, 6.31%, 3/1/2036 (k)	8	9
Pool # 1G1861, ARM, 6.54%, 3/1/2036 (k)	17	17
Pool # 1J1393, ARM, 5.82%, 10/1/2036 (k)	17	18
Pool # 1Q0476, ARM, 6.03%, 10/1/2037 (k)	50	50
FHLMC Gold Pools, 15 Year
Pool # G13805, 5.50%, 12/1/2024	—	—
Pool # G14252, 5.50%, 12/1/2024	—	—
Pool # J14494, 4.00%, 2/1/2026	68	67
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	15	15
Pool # G30591, 6.00%, 2/1/2028	105	105
Pool # D98914, 4.00%, 1/1/2032	1,306	1,265
Pool # G31099, 4.00%, 1/1/2038	6,045	5,768
FHLMC Gold Pools, 30 Year
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # G00747, 8.00%, 8/1/2027	8	8
Pool # D86005, 7.00%, 2/1/2028	2	2
Pool # G02210, 7.00%, 12/1/2028	14	14
Pool # C21930, 6.00%, 2/1/2029	4	4
Pool # C00785, 6.50%, 6/1/2029	5	5
Pool # A27201, 6.50%, 3/1/2032	27	27
Pool # A13067, 4.00%, 9/1/2033	16	15
Pool # G60154, 5.00%, 2/1/2034	5,106	5,047
Pool # G60214, 5.00%, 7/1/2035	5,213	5,154
Pool # C02641, 7.00%, 10/1/2036	13	14
Pool # C02660, 6.50%, 11/1/2036	28	29
Pool # G06172, 5.50%, 12/1/2038	611	614
Pool # G06576, 5.00%, 9/1/2040	2,753	2,714

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # A96733, 4.50%, 2/1/2041	4,848	4,685
Pool # G06493, 4.50%, 5/1/2041	226	218
Pool # G61864, 5.50%, 6/1/2041	2,275	2,287
Pool # Q05956, 4.50%, 2/1/2042	745	719
Pool # Q11285, 3.50%, 9/1/2042	1,946	1,776
Pool # Q12174, 3.50%, 10/1/2042	2,247	2,051
Pool # G07239, 3.00%, 12/1/2042	2,292	2,019
Pool # Q13796, 3.50%, 12/1/2042	3,294	3,006
Pool # Q15767, 3.00%, 2/1/2043	1,912	1,685
Pool # Q33869, 4.00%, 6/1/2045	1,789	1,645
Pool # G61462, 4.00%, 7/1/2045	8,406	7,881
Pool # Q37784, 3.50%, 12/1/2045	1,705	1,532
Pool # Q39092, 4.00%, 2/1/2046	2,033	1,895
Pool # Q39412, 3.50%, 3/1/2046	669	601
Pool # Q40797, 3.50%, 5/1/2046	3,134	2,814
Pool # Q40922, 3.50%, 6/1/2046	987	886
Pool # Q41602, 3.50%, 7/1/2046	368	330
Pool # Q42079, 3.50%, 7/1/2046	459	412
Pool # Q42657, 3.50%, 8/1/2046	4,440	3,988
Pool # Q42656, 4.00%, 8/1/2046	439	408
Pool # Q43241, 3.50%, 9/1/2046	3,967	3,563
Pool # Q43237, 4.00%, 9/1/2046	852	792
Pool # G61565, 4.50%, 4/1/2048	12,128	11,610
Pool # Z40179, 4.00%, 7/1/2048	5,021	4,646
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	—	—
Pool # B90491, 7.50%, 1/1/2032	62	63
Pool # U89009, 3.50%, 9/1/2032	237	225
Pool # WN1179, 3.85%, 9/1/2032	16,891	15,582
Pool # U80074, 3.50%, 10/1/2032	770	732
Pool # WA3237, 3.55%, 11/1/2032	14,559	13,192
Pool # WN1167, 4.17%, 10/1/2034	19,415	18,244
Pool # G20028, 7.50%, 12/1/2036	78	79
Pool # U90690, 3.50%, 6/1/2042	859	772
Pool # U90975, 4.00%, 6/1/2042	205	191
Pool # U90230, 4.50%, 9/1/2042	824	790
Pool # U90281, 4.00%, 10/1/2042	493	459
Pool # U92021, 5.00%, 9/1/2043	806	788
Pool # U99076, 4.50%, 12/1/2043	2,070	1,998
Pool # U99084, 4.50%, 2/1/2044	1,596	1,541
Pool # U92996, 3.50%, 6/1/2045	184	167
Pool # U93026, 3.50%, 7/1/2045	466	423
Pool # U99134, 4.00%, 1/1/2046	2,273	2,117
Pool # U93155, 3.50%, 5/1/2046	534	485
Pool # U93158, 3.50%, 6/1/2046	309	280
Pool # U93167, 3.50%, 7/1/2046	524	468
Pool # U93172, 3.50%, 7/1/2046	584	530

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	7,482	6,889
Pool # SD8089, 2.50%, 7/1/2050	36,784	30,004
Pool # RA3605, 2.50%, 10/1/2050	67,731	55,274
Pool # SD7535, 2.50%, 2/1/2051	35,806	29,559
Pool # QC9443, 2.50%, 10/1/2051	19,709	16,087
Pool # RA6135, 2.50%, 10/1/2051	16,219	13,239
Pool # RA6350, 3.00%, 11/1/2051	8,598	7,292
Pool # SD2968, 2.00%, 12/1/2051 (j)	13,895	10,823
Pool # RA6459, 2.50%, 12/1/2051	12,847	10,381
Pool # QD4350, 3.00%, 1/1/2052	22,455	19,045
Pool # SD3952, 2.50%, 3/1/2052	24,442	19,943
Pool # SD2301, 3.50%, 3/1/2052	22,417	19,805
Pool # SD7554, 2.50%, 4/1/2052	17,123	14,072
Pool # RA7192, 3.50%, 4/1/2052	22,612	19,842
Pool # SD3015, 3.00%, 5/1/2052	35,307	29,725
Pool # SD1293, 4.50%, 7/1/2052	21,286	19,947
Pool # SD1303, 4.50%, 7/1/2052	11,989	11,239
Pool # QE8091, 4.00%, 8/1/2052	30,067	27,341
Pool # SD1794, 4.50%, 8/1/2052	17,342	16,257
Pool # QF3378, 5.00%, 11/1/2052	12,360	11,966
Pool # QF3433, 5.00%, 11/1/2052	16,558	16,041
Pool # QF5369, 5.00%, 12/1/2052	16,594	16,076
Pool # RA8766, 5.00%, 3/1/2053	37,268	35,898
FNMA
Pool # 766610, ARM, 5.93%, 1/1/2034 (k)	10	9
Pool # 823660, ARM, 6.38%, 5/1/2035 (k)	39	39
Pool # 910181, ARM, 6.27%, 3/1/2037 (k)	11	12
Pool # 888304, ARM, 5.78%, 4/1/2037 (k)	1	1
Pool # 888750, ARM, 6.57%, 4/1/2037 (k)	21	21
Pool # 948208, ARM, 7.12%, 7/1/2037 (k)	12	12
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 4.00%, 6/25/2054 (j)	52,645	47,773
FNMA UMBS, 15 Year
Pool # 890231, 5.00%, 7/1/2025	13	13
Pool # CA4723, 3.50%, 11/1/2034	4,126	3,906
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	71	68
Pool # BM3254, 4.00%, 1/1/2038	4,687	4,461
Pool # BM3566, 4.00%, 2/1/2038	5,151	4,921
Pool # CA1234, 4.00%, 2/1/2038	1,821	1,727
Pool # CA1238, 4.00%, 2/1/2038	1,901	1,805
Pool # FS0795, 3.00%, 1/1/2042	11,923	10,475
FNMA UMBS, 30 Year
Pool # 250228, 9.00%, 4/1/2025	—	—
Pool # 328066, 8.50%, 10/1/2025	—	—
Pool # 313692, 8.50%, 12/1/2025	—	—
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 420165, 6.50%, 4/1/2028	14	14
Pool # 455598, 5.50%, 12/1/2028	3	3
Pool # 252570, 6.50%, 7/1/2029	6	6
Pool # 517679, 6.50%, 7/1/2029	21	22
Pool # 323866, 6.50%, 8/1/2029	5	5
Pool # 995656, 7.00%, 6/1/2033	62	64
Pool # AL6168, 5.00%, 9/1/2033	2,501	2,469
Pool # 725229, 6.00%, 3/1/2034	427	432
Pool # AA0918, 5.50%, 9/1/2034	77	77
Pool # 735503, 6.00%, 4/1/2035	43	43
Pool # 745948, 6.50%, 10/1/2036	7	7
Pool # AL0379, 8.00%, 12/1/2036	382	393
Pool # 995149, 6.50%, 10/1/2038	21	21
Pool # 995504, 7.50%, 11/1/2038	28	29
Pool # AC3237, 5.00%, 10/1/2039	263	259
Pool # AC4467, 4.50%, 12/1/2039	459	443
Pool # AE1526, 4.50%, 9/1/2040	754	727
Pool # AE3095, 4.50%, 9/1/2040	458	442
Pool # AE0681, 4.50%, 12/1/2040	2,170	2,095
Pool # AL0038, 5.00%, 2/1/2041	2,036	2,003
Pool # AX5292, 5.00%, 1/1/2042	9,423	9,275
Pool # BM1065, 5.50%, 2/1/2042	3,518	3,531
Pool # AL2059, 4.00%, 6/1/2042	7,231	6,790
Pool # AB7575, 3.00%, 1/1/2043	1,632	1,431
Pool # AR6380, 3.00%, 2/1/2043	2,251	1,981
Pool # 890564, 3.00%, 6/1/2043	2,909	2,554
Pool # AT5907, 4.00%, 6/1/2043	4,120	3,869
Pool # AS0214, 3.50%, 8/1/2043	4,865	4,421
Pool # AL6848, 5.00%, 6/1/2044	804	791
Pool # BA2343, 4.00%, 9/1/2045	1,989	1,848
Pool # BE5080, 3.50%, 4/1/2046	5,076	4,521
Pool # BA1210, 3.50%, 5/1/2046	558	500
Pool # BA7485, 3.50%, 6/1/2046	526	472
Pool # BC2969, 3.50%, 6/1/2046	418	375
Pool # BD1371, 3.50%, 6/1/2046	401	360
Pool # BA7492, 4.00%, 6/1/2046	595	553
Pool # BC9368, 4.00%, 6/1/2046	2,388	2,201
Pool # BD1372, 4.00%, 6/1/2046	1,096	1,017
Pool # BD2956, 3.50%, 7/1/2046	4,225	3,790
Pool # BD5456, 3.50%, 8/1/2046	1,615	1,449
Pool # BM1169, 4.00%, 9/1/2046	7,665	7,198
Pool # BE0280, 3.50%, 10/1/2046	1,446	1,297
Pool # AS8335, 4.50%, 11/1/2046	3,904	3,742
Pool # FS0976, 2.50%, 3/1/2047	6,028	4,925
Pool # BM1906, 4.00%, 5/1/2047	4,847	4,551
Pool # AS9811, 5.00%, 6/1/2047	1,358	1,334
Pool # BH7565, 4.00%, 8/1/2047	9,030	8,366
Pool # BM3500, 4.00%, 9/1/2047	3,616	3,413

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA0346, 4.50%, 9/1/2047	5,132	4,898
Pool # BH6687, 4.00%, 11/1/2047	995	919
Pool # BM3044, 4.00%, 11/1/2047	3,115	2,886
Pool # BE8347, 4.00%, 12/1/2047	518	479
Pool # BJ5254, 4.00%, 12/1/2047	3,493	3,230
Pool # BM3499, 4.00%, 12/1/2047	32,350	29,913
Pool # BH6689, 4.00%, 1/1/2048	799	737
Pool # BJ7311, 4.00%, 1/1/2048	14,750	13,639
Pool # BJ8238, 4.00%, 1/1/2048	4,990	4,614
Pool # BJ8265, 4.00%, 1/1/2048	2,894	2,670
Pool # BK1008, 4.00%, 1/1/2048	1,442	1,332
Pool # BJ4617, 4.00%, 2/1/2048	3,242	3,045
Pool # BJ5772, 4.00%, 2/1/2048	3,653	3,349
Pool # BK1581, 4.00%, 2/1/2048	519	481
Pool # FM0035, 3.50%, 3/1/2048	5,587	5,011
Pool # BJ5803, 4.00%, 3/1/2048	2,520	2,309
Pool # BK1963, 4.00%, 3/1/2048	2,292	2,152
Pool # BM3665, 4.00%, 3/1/2048	13,267	12,328
Pool # BJ5789, 4.50%, 3/1/2048	887	836
Pool # BE2789, 4.00%, 4/1/2048	1,086	995
Pool # CA1710, 4.50%, 5/1/2048	2,636	2,507
Pool # BK5943, 5.00%, 6/1/2048	658	651
Pool # BK4130, 4.50%, 7/1/2048	136	130
Pool # BK6562, 4.50%, 7/1/2048	1,178	1,116
Pool # BK6589, 4.50%, 7/1/2048	1,177	1,113
Pool # BN0133, 4.00%, 8/1/2048	1,664	1,534
Pool # BK9292, 5.00%, 8/1/2048	2,442	2,417
Pool # CA4662, 3.50%, 9/1/2048	5,183	4,595
Pool # BN1312, 4.00%, 9/1/2048	6,087	5,610
Pool # 890863, 5.00%, 9/1/2048	12,956	13,115
Pool # BN0234, 5.00%, 9/1/2048	1,356	1,341
Pool # MA3496, 4.50%, 10/1/2048	1,657	1,576
Pool # BN0861, 5.00%, 10/1/2048	1,001	984
Pool # BK9556, 4.00%, 12/1/2048	2,428	2,236
Pool # BK1176, 5.00%, 1/1/2049	1,339	1,310
Pool # BK8748, 4.50%, 5/1/2049	4,694	4,436
Pool # BO2428, 3.50%, 7/1/2049	2,939	2,620
Pool # BO0592, 4.00%, 7/1/2049	544	500
Pool # CA5702, 2.50%, 5/1/2050	23,210	19,092
Pool # BP6439, 2.50%, 7/1/2050	41,974	33,970
Pool # CA6361, 2.50%, 7/1/2050	22,170	18,308
Pool # CA6708, 2.50%, 8/1/2050	13,805	11,439
Pool # CA6989, 2.50%, 9/1/2050	26,830	22,114
Pool # FM5179, 2.00%, 12/1/2050	23,520	18,392
Pool # FM5173, 2.50%, 12/1/2050	24,205	19,831
Pool # CA8862, 2.50%, 1/1/2051	22,604	18,545
Pool # FM5778, 2.50%, 2/1/2051	25,643	21,028
Pool # BR6358, 2.00%, 3/1/2051	8,996	7,006

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BR4928, 2.00%, 4/1/2051	82,856	64,530
Pool # CB0189, 3.00%, 4/1/2051	5,783	4,914
Pool # CB0458, 2.50%, 5/1/2051	32,318	26,321
Pool # CB0674, 2.50%, 5/1/2051	21,833	17,843
Pool # FM7957, 2.50%, 7/1/2051	12,092	9,883
Pool # FS3615, 2.50%, 7/1/2051	8,727	7,130
Pool # FM8336, 2.50%, 8/1/2051	19,606	16,049
Pool # CB1411, 3.00%, 8/1/2051	25,394	21,578
Pool # CB1901, 2.50%, 10/1/2051	19,842	16,412
Pool # FM9195, 2.50%, 10/1/2051	11,045	9,016
Pool # FM9198, 2.50%, 11/1/2051	12,044	9,880
Pool # CB2410, 2.50%, 12/1/2051	8,890	7,253
Pool # CB2411, 2.50%, 12/1/2051	16,373	13,358
Pool # FS4108, 4.00%, 12/1/2051	9,318	8,487
Pool # CB2637, 2.50%, 1/1/2052	27,644	22,441
Pool # FS0196, 2.50%, 1/1/2052	29,313	23,686
Pool # CB2670, 3.00%, 1/1/2052	25,097	21,154
Pool # FS7409, 2.00%, 2/1/2052	45,330	35,605
Pool # BU1322, 2.50%, 2/1/2052	12,288	9,953
Pool # BV2784, 2.50%, 2/1/2052	9,300	7,525
Pool # CB2869, 2.50%, 2/1/2052	34,501	27,899
Pool # FS5670, 2.50%, 2/1/2052	13,659	11,150
Pool # FS5986, 2.50%, 2/1/2052	9,546	7,795
Pool # MA4548, 2.50%, 2/1/2052	92,569	74,977
Pool # FS4533, 2.50%, 3/1/2052	7,593	6,199
Pool # FS7150, 2.50%, 3/1/2052	55,314	45,190
Pool # FS0957, 3.00%, 3/1/2052	25,558	21,529
Pool # FS1954, 3.00%, 3/1/2052	26,475	22,771
Pool # FS7410, 2.00%, 4/1/2052	53,169	41,595
Pool # BV5360, 2.50%, 4/1/2052	34,781	28,158
Pool # FS5499, 2.50%, 4/1/2052	21,256	17,346
Pool # FS1538, 3.00%, 4/1/2052	68,656	58,349
Pool # FS2707, 3.50%, 4/1/2052	18,862	16,657
Pool # CB3378, 4.00%, 4/1/2052	12,626	11,479
Pool # FS1255, 4.00%, 4/1/2052	9,144	8,522
Pool # CB3608, 3.50%, 5/1/2052	86,135	75,588
Pool # FS3577, 3.00%, 7/1/2052	26,556	22,575
Pool # FS2588, 4.50%, 8/1/2052	45,692	42,834
Pool # FS3536, 4.50%, 8/1/2052	21,436	20,082
Pool # FS3829, 4.50%, 9/1/2052	5,724	5,366
Pool # CB4628, 5.00%, 9/1/2052	36,229	34,906
Pool # FS2982, 5.00%, 9/1/2052	16,419	15,837
Pool # BX0098, 5.00%, 10/1/2052	12,578	12,177
Pool # FS3457, 4.50%, 11/1/2052	26,727	25,039
Pool # FS3428, 4.00%, 12/1/2052	24,435	22,302
Pool # CB5907, 5.50%, 3/1/2053	18,455	18,271
Pool # CB6314, 5.00%, 5/1/2053	16,272	15,698
Pool # BY4714, 5.00%, 6/1/2053	49,786	47,924

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BY4776, 5.00%, 7/1/2053	42,941	41,334
Pool # BY7130, 6.00%, 9/1/2053	19,785	19,873
Pool # BY9849, 6.00%, 10/1/2053	11,241	11,291
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	10,320	9,583
FNMA, Other
Pool # AN1302, 2.93%, 1/1/2025	3,625	3,559
Pool # AM9942, 3.09%, 10/1/2025	10,678	10,348
Pool # AN0707, 3.13%, 2/1/2026	7,722	7,455
Pool # AN1222, 2.78%, 4/1/2026	6,795	6,499
Pool # AN1413, 2.49%, 5/1/2026	8,820	8,380
Pool # AN1503, 2.62%, 5/1/2026	4,960	4,727
Pool # AN1221, 2.81%, 5/1/2026	3,883	3,711
Pool # AN1497, 2.61%, 6/1/2026	9,826	9,339
Pool # AN2689, 2.20%, 10/1/2026	5,636	5,282
Pool # AN4000, 3.00%, 12/1/2026	2,101	2,001
Pool # AL6937, 3.80%, 12/1/2026 (k)	2,027	1,978
Pool # AN4917, 3.13%, 3/1/2027	12,589	11,969
Pool # BL3525, 2.60%, 9/1/2027	10,534	9,802
Pool # BL0497, 3.84%, 10/1/2027	4,464	4,310
Pool # AN1449, 2.97%, 4/1/2028	5,943	5,550
Pool # AN2005, 2.73%, 7/1/2028	9,574	8,798
Pool # 387807, 3.55%, 8/1/2028	10,989	10,442
Pool # AN3685, 2.69%, 12/1/2028	14,635	13,358
Pool # AN4004, 3.27%, 12/1/2028	8,196	7,680
Pool # BL1040, 3.81%, 12/1/2028	15,532	14,830
Pool # BL0907, 3.88%, 12/1/2028	282	268
Pool # AN4154, 3.17%, 1/1/2029	16,343	15,105
Pool # AN4349, 3.35%, 1/1/2029	8,178	7,723
Pool # AN4344, 3.37%, 1/1/2029	15,406	14,499
Pool # AN1872, 2.90%, 5/1/2029	3,361	3,074
Pool # AN5677, 3.25%, 6/1/2029	8,749	8,138
Pool # BL3509, 2.66%, 8/1/2029	21,795	19,666
Pool # BL3491, 2.84%, 8/1/2029	15,435	13,968
Pool # BS6621, 3.50%, 9/1/2029	10,000	9,343
Pool # BS5424, 3.42%, 5/1/2030	12,726	11,790
Pool # 387883, 3.78%, 8/1/2030	15,890	14,993
Pool # BS5172, 2.59%, 9/1/2030	9,799	8,727
Pool # AN9293, 3.71%, 9/1/2030	24,332	22,789
Pool # BS5171, 2.51%, 10/1/2030	24,458	21,324
Pool # AN2308, 2.87%, 8/1/2031	7,629	6,816
Pool # AN2625, 2.50%, 10/1/2031	10,980	9,476
Pool # BS3695, 1.67%, 11/1/2031	24,318	19,348
Pool # BL3368, 2.84%, 11/1/2031	4,344	3,784
Pool # BM6857, 1.83%, 12/1/2031 (k)	24,930	20,233
Pool # BS4644, 1.99%, 1/1/2032	11,500	9,552
Pool # BS4654, 2.39%, 3/1/2032	7,542	6,378
Pool # BL6367, 1.82%, 4/1/2032	34,236	27,862
Pool # BL6302, 2.07%, 5/1/2032	14,715	11,931

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,345
Pool # BS5452, 3.09%, 5/1/2032	23,025	20,153
Pool # BS5500, 3.13%, 5/1/2032	11,164	9,864
Pool # BS5440, 3.26%, 5/1/2032	14,265	12,723
Pool # AO7654, 3.50%, 5/1/2032	841	794
Pool # AO5230, 3.50%, 6/1/2032	515	490
Pool # AO7057, 3.50%, 6/1/2032	402	380
Pool # AO7746, 3.50%, 6/1/2032	92	86
Pool # BS5928, 3.63%, 6/1/2032	5,740	5,210
Pool # AO8038, 3.50%, 7/1/2032	838	788
Pool # AP0645, 3.50%, 7/1/2032	1,194	1,135
Pool # AP0682, 3.50%, 7/1/2032	1,085	1,028
Pool # AP1314, 3.50%, 8/1/2032	1,251	1,186
Pool # AQ1534, 3.50%, 10/1/2032	357	338
Pool # BS8959, 4.73%, 10/1/2032	17,812	17,525
Pool # BL8708, 1.40%, 11/1/2032	8,000	6,095
Pool # AQ1607, 3.50%, 11/1/2032	277	262
Pool # BS7320, 4.88%, 12/1/2032	7,766	7,741
Pool # 650236, 5.00%, 12/1/2032	8	8
Pool # BS7496, 4.33%, 1/1/2033	24,269	23,284
Pool # BS7484, 4.56%, 1/1/2033	48,195	46,695
Pool # BS7843, 3.90%, 2/1/2033	18,570	17,212
Pool # BS7850, 4.21%, 2/1/2033	31,064	29,446
Pool # BS7675, 4.42%, 2/1/2033	12,732	12,277
Pool # AR7961, 3.50%, 3/1/2033	316	299
Pool # BS1636, 2.25%, 4/1/2033	42,227	34,444
Pool # BS7740, 4.11%, 4/1/2033	31,064	29,186
Pool # BS8141, 4.48%, 4/1/2033	14,803	14,330
Pool # BS8546, 4.37%, 5/1/2033	16,163	15,514
Pool # BS9007, 4.32%, 7/1/2033	17,092	16,366
Pool # BS9089, 4.51%, 7/1/2033	14,561	14,117
Pool # BL3453, 3.16%, 8/1/2033	14,260	12,364
Pool # BS9146, 4.35%, 8/1/2033	31,048	29,728
Pool # BS9305, 4.39%, 8/1/2033	11,534	11,092
Pool # BS3020, 1.96%, 9/1/2033	8,251	6,410
Pool # BS9471, 4.45%, 10/1/2033	10,000	9,631
Pool # BS9182, 4.52%, 10/1/2033	13,955	13,513
Pool # BS4824, 2.50%, 2/1/2034	24,628	19,947
Pool # BZ0430, 4.32%, 2/1/2034	23,000	21,901
Pool # BZ0420, 4.60%, 2/1/2034	50,000	48,709
Pool # BZ0401, 4.52%, 3/1/2034	10,500	10,162
Pool # BS5184, 2.67%, 4/1/2034	19,415	16,090
Pool # BS5271, 2.98%, 4/1/2034	1,447	1,251
Pool # BS6427, 3.75%, 9/1/2034	12,918	11,688
Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS2829, 2.14%, 8/1/2036	12,096	9,284
Pool # AO6757, 4.00%, 6/1/2042	1,372	1,301
Pool # MA1125, 4.00%, 7/1/2042	897	835

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1213, 3.50%, 10/1/2042	4,079	3,699
Pool # MA1283, 3.50%, 12/1/2042	631	572
Pool # MA1328, 3.50%, 1/1/2043	2,182	1,979
Pool # MA1404, 3.50%, 4/1/2043	1,161	1,053
Pool # MA1462, 3.50%, 6/1/2043	595	539
Pool # MA1463, 3.50%, 6/1/2043	1,647	1,494
Pool # MA1510, 4.00%, 7/1/2043	1,276	1,187
Pool # MA1546, 3.50%, 8/1/2043	2,634	2,388
Pool # AU8840, 4.50%, 11/1/2043	795	760
Pool # AV2613, 4.50%, 11/1/2043	1,662	1,590
Pool # MA1711, 4.50%, 12/1/2043	1,237	1,183
Pool # AL6167, 3.50%, 1/1/2044	9,145	8,293
Pool # MA2346, 3.50%, 6/1/2045	242	220
Pool # MA2462, 4.00%, 11/1/2045	2,111	1,963
Pool # MA2482, 4.00%, 12/1/2045	2,263	2,105
Pool # MA2519, 4.00%, 1/1/2046	2,224	2,057
Pool # BC0784, 3.50%, 4/1/2046	153	138
Pool # MA2593, 4.00%, 4/1/2046	5,314	4,916
Pool # MA2631, 4.00%, 5/1/2046	5,821	5,392
Pool # MA2658, 3.50%, 6/1/2046	2,031	1,842
Pool # MA2690, 3.50%, 7/1/2046	4,038	3,662
Pool # BF0533, 2.50%, 11/1/2050	17,932	14,646
Pool # BF0090, 3.50%, 5/1/2056	19,684	17,250
Pool # BF0131, 3.50%, 8/1/2056	26,503	23,180
Pool # BM6734, 4.00%, 8/1/2059	11,158	10,185
Pool # BM7075, 3.00%, 3/1/2061	11,766	9,780
Pool # BF0584, 4.50%, 12/1/2061	7,668	7,197
Pool # BF0617, 2.50%, 3/1/2062	36,442	28,545
Pool # BF0674, 2.50%, 4/1/2062	33,138	25,947
Pool # BF0759, 2.50%, 5/1/2062 (j)	49,738	38,945
Pool # BF0673, 2.50%, 6/1/2062	18,562	14,534
Pool # BF0654, 3.00%, 6/1/2062	22,064	18,009
Pool # BF0655, 3.50%, 6/1/2062	17,524	15,106
Pool # BF0677, 4.00%, 9/1/2062	48,317	43,315
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2054 (j)	682,190	550,765
TBA, 3.00%, 6/25/2054 (j)	95,000	79,873
TBA, 4.50%, 6/25/2054 (j)	10,790	10,103
GNMA I, 30 Year
Pool # 780481, 7.00%, 12/15/2026	—	—
Pool # 460982, 7.00%, 11/15/2027	—	—
Pool # 460759, 6.50%, 2/15/2028	11	11
Pool # 781118, 6.50%, 10/15/2029	11	11
Pool # 783867, 6.00%, 8/15/2036	1,438	1,486
Pool # AS4934, 4.50%, 5/15/2046	666	640
Pool # AT7538, 4.00%, 7/15/2046	3,402	3,166
Pool # AT7652, 4.00%, 8/15/2046	2,124	1,977
Pool # BM1819, 5.00%, 4/15/2049	2,701	2,701

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II
Pool # CK2783, ARM, 6.70%, 2/20/2072 (k)	34,917	36,256
Pool # CL4592, ARM, 6.56%, 3/20/2072 (k)	19,513	20,147
Pool # CK2802, ARM, 6.65%, 3/20/2072 (k)	18,156	18,841
Pool # CK2795, ARM, 6.69%, 3/20/2072 (k)	42,842	44,488
Pool # CM9946, ARM, 6.71%, 3/20/2072 (k)	11,637	12,093
Pool # CM9934, ARM, 6.73%, 3/20/2072 (k)	13,689	14,229
Pool # CK2792, ARM, 6.74%, 3/20/2072 (k)	27,841	29,002
Pool # CL8122, ARM, 6.76%, 3/20/2072 (k)	32,008	33,357
Pool # CK2804, ARM, 6.67%, 4/20/2072 (k)	32,376	33,623
Pool # BL8377, ARM, 6.73%, 4/20/2072 (k)	19,310	20,145
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	5	5
Pool # 2379, 8.00%, 2/20/2027	—	—
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	2	2
Pool # 2457, 7.50%, 7/20/2027	7	7
Pool # 2538, 8.00%, 1/20/2028	1	1
Pool # 2581, 8.00%, 4/20/2028	—	—
Pool # 2619, 8.00%, 7/20/2028	1	1
Pool # 2714, 6.50%, 2/20/2029	1	1
Pool # 4901, 8.00%, 9/20/2031	127	131
Pool # 5020, 7.50%, 5/20/2032	75	77
Pool # 738210, 7.00%, 6/20/2032	122	122
Pool # 738062, 6.00%, 11/20/2032	184	188
Pool # 738059, 6.00%, 10/20/2033	97	99
Pool # 738049, 6.00%, 3/20/2035	101	104
Pool # 737987, 6.00%, 4/20/2036	16	16
Pool # 737975, 6.00%, 9/20/2036	16	16
Pool # 5034, 7.00%, 8/20/2038	28	28
Pool # 4245, 6.00%, 9/20/2038	41	43
Pool # 4930, 7.00%, 10/20/2038	154	157
Pool # 4964, 7.00%, 12/20/2038	23	23
Pool # 4872, 7.00%, 1/20/2039	177	181
Pool # 5072, 6.50%, 10/20/2039	45	46
Pool # 5218, 6.50%, 10/20/2039	96	100
Pool # AS8103, 3.50%, 6/20/2046	1,195	1,077
Pool # AS8104, 3.75%, 6/20/2046	1,181	1,079
Pool # AS8105, 4.00%, 6/20/2046	912	843
Pool # AS8106, 3.50%, 7/20/2046	1,567	1,411
Pool # AS8107, 3.75%, 7/20/2046	2,155	1,971
Pool # AY0571, 4.50%, 11/20/2047	3,287	3,116
Pool # BB8791, 4.00%, 12/20/2047	3,367	3,095
Pool # BD6195, 4.00%, 1/20/2048	3,309	3,042
Pool # BE9507, 4.50%, 3/20/2048	1,654	1,584
Pool # BG2382, 4.50%, 3/20/2048	1,686	1,604

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BA7568, 4.50%, 4/20/2048	4,064	3,873
Pool # BD0512, 5.00%, 4/20/2048	2,022	1,963
Pool # BD0532, 5.00%, 6/20/2048	2,843	2,760
Pool # BG3833, 4.50%, 7/20/2048	6,812	6,491
Pool # BD0549, 5.00%, 8/20/2048	2,762	2,653
Pool # BH9109, 4.50%, 10/20/2048	3,862	3,661
Pool # BJ7085, 5.00%, 12/20/2048	2,477	2,461
Pool # BK7188, 4.50%, 2/20/2049	2,288	2,191
Pool # BK7189, 5.00%, 2/20/2049	2,689	2,651
Pool # BN2622, 4.00%, 6/20/2049	6,918	6,469
Pool # BM9677, 4.50%, 6/20/2049	4,807	4,631
Pool # BM9683, 5.00%, 6/20/2049	4,536	4,489
Pool # BJ1310, 4.50%, 7/20/2049	4,344	4,235
Pool # BO2717, 4.50%, 7/20/2049	5,445	5,338
Pool # BO3146, 4.50%, 7/20/2049	2,748	2,640
Pool # BO3147, 4.50%, 7/20/2049	3,039	2,887
Pool # BO3157, 4.50%, 7/20/2049	2,797	2,694
Pool # BO3158, 4.50%, 7/20/2049	1,699	1,634
Pool # BO3159, 4.50%, 7/20/2049	659	623
Pool # BM9690, 5.00%, 7/20/2049	1,120	1,110
Pool # BM9701, 4.50%, 8/20/2049	9,138	8,640
Pool # MA7534, 2.50%, 8/20/2051	31,162	25,980
Pool # CH2866, 3.50%, 10/20/2051	14,961	13,591
Pool # CH2907, 3.50%, 10/20/2051	9,319	8,466
Pool # CH2908, 3.50%, 10/20/2051	3,531	3,178
Pool # CH2964, 3.50%, 10/20/2051	8,307	7,588
Pool # CJ3728, 3.50%, 11/20/2051	998	899
Pool # 786362, 3.00%, 2/20/2052	10,632	8,949
Pool # CL5064, 3.50%, 3/20/2052	14,244	12,712
Pool # CM2176, 3.50%, 3/20/2052	5,139	4,679
Pool # CL5137, 4.00%, 4/20/2052	8,903	8,229
Pool # MA8200, 4.00%, 8/20/2052	25,955	23,860
Pool # CS4391, 5.50%, 7/20/2053	19,280	19,125
GNMA II, Single Family, 30 Year
TBA, 5.00%, 6/15/2054 (j)	260,500	252,821
TBA, 5.50%, 6/15/2054 (j)	154,000	152,757
Retium-RCAF , 12.35%, 3/25/2025 ‡ (a)	3,399	3,387
Total Mortgage-Backed Securities (Cost $5,401,877)		5,168,401
Asset-Backed Securities — 14.8%
ACC, 0.00%, 6/15/2026 ‡	24,815	1,241
ACC Trust
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	10,071	5,759
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	6,299	4,485
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	956	942
Accelerated LLC Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	3,558	3,242
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class B, 6.83%, 12/18/2037 (a) (k)	1,570	1,527

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-FL4, Class C, 7.18%, 12/18/2037 (a) (k)	8,737	8,447
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	2,974	2,904
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	1,793	1,706
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,417	2,283
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	682	638
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	6,565	5,931
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	838	745
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,809	1,706
Series 2016-2, Class AA, 3.20%, 6/15/2028	655	604
Series 2016-3, Class AA, 3.00%, 10/15/2028	852	773
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	11,043
Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	11,448	11,650
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (a)	4,854	4,813
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	17,226	17,174
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,250	1,240
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (a)	2,250	2,210
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	18,085	17,985
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	29,122	28,219
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	5,824	5,659
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 (a)	5,339	5,099
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	15,566	15,070
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	19,169	18,417
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 (a)	11,823	11,302
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	22,327	21,017
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	19,415	18,311
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,251
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 (a)	12,620	11,479
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,936	5,367
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	19,114	17,803
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	7,645	7,168
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	7,645	7,301
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	11,365
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	22,105	18,809
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	27	27
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	12,420	11,591
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	3,367	3,080
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,126	3,725
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,840	3,571
AREIT Trust
Series 2021-CRE5, Class C, 7.69%, 11/17/2038 ‡ (a) (k)	4,854	4,672
Series 2021-CRE5, Class D, 8.09%, 11/17/2038 ‡ (a) (k)	8,737	8,283
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	18,137	17,865
Bastion Funding LLC Series 2023-1A, Class B, 8.06%, 4/25/2038 ‡ (a)	9,369	9,389
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.74%, 6/25/2043 (k)	94	88
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	10,000	9,990
Series 2024-2, Class D, 6.30%, 2/15/2030	6,000	6,015
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	281	280
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	890	828
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	478	447
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,432	1,330
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	452	405
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	4,091	3,847
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	2,805	2,721
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	13,369	12,797
BXG Receivables Note Trust
Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	843	822
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	24,714	24,359
Caerus Uinta Abs LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (a)	21,262	21,385
Camden, 8.50%, 9/15/2031 ‡	11,033	10,568
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	11,104
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,534	4,932
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,543	3,881
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	7,963
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	8,260
Carvana Auto Receivables Trust
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	3,114	3,101
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	10,286	9,684
Series 2023-N4, Class D, 7.22%, 2/11/2030 (a)	7,860	8,059
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 (a) (k)	16,503	14,649
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,028
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,144
Series 2022-MH1, Class M, 4.25%, 8/25/2054 (a) (i)	14,580	11,469
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	13	12
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	7,491	7,267
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	7,717	7,563
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,452
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.97%, 6/25/2040 (a) (k)	1,478	102
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	1,693	1,650
Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (k)	8,101	7,757
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	8,323	8,180
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	9,708	9,857

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	33,457	34,403
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	10,000	10,113
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	21,842	22,247
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	27,583
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	17,250	17,543
7.68%, 4/17/2034 ‡	38,893	38,874
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	2,723	2,663
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 6.19%, 3/25/2034 (k)	23	23
Series 2004-1, Class M2, 6.26%, 3/25/2034 (k)	12	12
Series 2004-1, Class 3A, 6.00%, 4/25/2034 (k)	288	269
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.34%, 10/25/2034 (k)	130	128
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	18,735	17,276
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,603	2,451
Series 2020-1, Class AA, 2.00%, 6/10/2028	4,154	3,759
Diamond Resorts Owner Trust Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	2,923	2,677
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	16,570	15,975
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 (a)	20,550	20,550
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	11,480	11,523
DP Lion Holdco LLC
Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	5,743	5,771
Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	7,189	7,252
DT Auto Owner Trust
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	6,893	6,757
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,385
E3 (Cayman Islands) Series 2019-1, Class A, 3.10%, 9/20/2055 ‡ (a)	4,720	3,968
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	939	896
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	1,550	1,409
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	533	532
Series 2020-3A, Class D, 1.73%, 7/15/2026	1,666	1,659
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	14,123
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	8,996
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	31,956
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	34,964
Series 2023-5A, Class D, 7.13%, 2/15/2030	20,049	20,571
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	11,912
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,436
Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	11,029
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	12,014
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, , 8/17/2037 ‡ (a)	7,000	6,270
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	3,699	3,542
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	21,192	20,096
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	18,930	17,900
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	9,708	8,742

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	19,967	18,011
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,000	3,578
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	4,000	3,542
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	16,525	15,178
Flagship Credit Auto Trust
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	1,155	1,152
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	4,936
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	6,006	5,992
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	1,500	1,429
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (k)	14,562	13,451
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (k)	7,766	6,692
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (k)	21,942	18,869
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (k)	40,000	39,046
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,410
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	21,157
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,377	12,461
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	22,327	22,251
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	1,700	1,657
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	4,514	4,230
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	836	831
Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	820
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	3,808
FTF, 8.00%, 8/15/2024 ‡	5,772	4,675
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (k)	101	100
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	20,556	19,943
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	11,317	11,256
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	13,342
Series 2023-4A, Class D, 7.18%, 8/15/2029 (a)	18,943	19,470
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	5,097
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,895
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (k)	3,854	3,477
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	21,649	20,365
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	24,693	24,436
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	688	616
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	508	456
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	4,431	3,925
Granite Park Equipment Leasing LLC Series 2023-1A, Class E, 7.00%, 6/20/2035 (a)	9,428	8,042
Granite Park FX Notes Issuer LLC
Series 2024-1A, Class A, 6.82%, 1/15/2031 ‡	15,488	15,377
Series 2024-1A, Class B, 8.27%, 1/15/2031 ‡	6,873	6,826
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	3,518	3,430
Harvest SBA Loan Trust Series 2021-1, Class A, 7.44%, 4/25/2048 (a) (k)	590	586

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (a)	1,960	1,674
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	1,614	1,415
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	320	316
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	2,094	1,903
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (a)	1,152	1,071
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	513	455
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	1,764	1,588
Series 2017-2A, Class A2, 4.07%, 9/20/2048 ‡ (a)	1,876	1,664
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,377
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 9.07%, 4/20/2037 (a) (k)	10,652	10,352
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	3,008	2,866
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	3,607	3,564
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	2,513	2,500
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	9,187	8,752
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,464	1,406
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	5,272	5,101
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	7,208	6,442
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	8,984	8,223
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	13,070	11,198
HPA Frn, 3.95%, 4/15/2026 ‡	31,000	30,005
Jonah, 7.80%, 11/10/2037 ‡ (a)	19,229	18,627
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	14,350	14,229
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.81%, 9/25/2037 (a) (k)	1,812	32
Series 2012-2, Class A, IO, 0.76%, 8/25/2038 (a) (k)	1,799	31
Series 2013-2, Class A, IO, 1.77%, 3/25/2039 (a) (k)	1,714	53
Lendbuzz Securitization Trust Series 2024-1A, Class A2, 6.19%, 8/15/2029 (a)	8,000	8,017
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	3,317	3,273
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	6,738	6,378
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,627	4,059
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	6,417	6,309
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	4,720
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.68%, 12/15/2026 ‡ (a) (k)	2,621	2,589
Series 2020-VFN1, Class A2B1, 9.68%, 12/15/2026 ‡ (a) (k)	405	401
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	13,000	11,368
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	8,700	7,407
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	27,785	27,024
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.88%, 6/15/2039 (a) (k)	13,821	13,194

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-FL1, Class E, 8.38%, 6/15/2039 (a) (k)	12,135	11,400
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 (a)	4,890	4,634
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	8,911	8,682
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	14,000	13,533
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	6,985	6,957
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	16,200	16,314
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	7,600	6,556
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	8,500	7,120
Series 2022-AA, Class D, 9.10%, 10/20/2037 (a)	11,215	11,428
Series 2022-AA, Class E, 10.98%, 10/20/2037 ‡ (a)	22,167	22,534
Marlette Funding Trust Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	6,432	6,477
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,370	15,480
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	32	31
Series 2005-1, Class M1, 6.11%, 1/15/2040	733	722
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	625	612
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	758	743
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	312	309
MNR ABS Issuer I LLC
8.95%, 12/15/2038 ‡	7,166	7,210
12.44%, 12/15/2038 ‡	23,939	24,425
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 7.69%, 3/25/2033 (k)	100	99
MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	5,749	5,537
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	7,773	7,716
Series 2023-2A, Class D, 9.33%, 11/20/2040 (a)	6,646	6,688
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	11,112	11,023
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 (a)	2,616	2,538
Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	1,104	1,066
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.85%, 11/25/2033 (i)	187	176
Series 2005-1, Class M1, 6.11%, 3/25/2035 (k)	47	47
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	8,975	8,978
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	4,747	4,570
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	7,250	6,722
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	4,278	4,136
Octane Receivables Trust
Series 2020-1A, Class D, 5.45%, 3/20/2028 (a)	6,217	6,198
Series 2023-3A, Class D, 7.58%, 9/20/2029 (a)	4,640	4,786
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	1,924
Series 2024-1A, Class C, 5.82%, 5/20/2030 (a)	3,500	3,485
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	188	188
Series 2018, Class A, 4.16%, 2/9/2030 ‡	694	693

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018, Class B, 4.61%, 2/9/2030 ‡	217	217
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	7,815	7,857
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	7,572	7,730
Series 2024-1A, Class A, 6.33%, 4/8/2031 (a)	9,362	9,363
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	6,136	5,813
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	8,214	7,866
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	11,649	11,559
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	5,340	5,260
P Opportunitie Frn, 21.76%, 8/20/2025 ‡ (a)	8,194	4,917
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	35,000	34,615
Pagaya AI Technology in Housing Trust Series 2023-1, Class E1, 3.60%, 10/25/2040 (a)	26,822	22,683
Pendoor Proper, Zero Coupon, 2/15/2025 ‡ (a)	31,800	30,509
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (i)	8,603	8,419
Post Road Equipment Finance LLC Series 2024-1A, Class E, 8.50%, 12/15/2031 (a)	3,250	3,107
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (i)	7,563	7,387
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (i)	15,119	13,812
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (a) (i)	13,535	13,396
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (i)	7,582	7,393
Progress Residential
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	9,348	8,571
Series 2021-SFR1, Class F, 2.76%, 4/17/2038 (a)	11,649	10,616
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	19,823
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 (a)	9,708	9,141
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	6,796	6,463
Series 2020-SFR2, Class GREG, PO, , 6/17/2037 (a)	18,874	17,260
Series 2020-SFR2, Class B, 2.58%, 6/17/2037 (a)	11,728	11,326
Series 2020-SFR2, Class C, 3.08%, 6/17/2037 (a)	8,831	8,550
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (a)	9,374	9,125
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	14,707	13,528
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	21,583
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	18,523
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,918	11,358
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	11,114
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	3,000	2,597
PRPM LLC Series 2021-2, Class A1, 5.11%, 3/25/2026 (a) (k)	9,876	9,791
Raisa Funding I LLC, 11.71%, 6/15/2038 ‡	8,002	8,040
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (i)	9,906	9,626
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,100	1,946
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	874	786
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	497	478
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (a)	9,385	8,120
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	10,648	10,170
River Rock SFR Frn, 9.25%, 10/15/2024 ‡ (a)	18,070	17,708
RSFR Series 2020-1, Class PT, 7.21%, 2/17/2025 ‡ (a) (i)	28,114	26,650

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
RT Fin LLC, 11.71%, 10/15/2043 ‡	13,187	13,184
Santander Drive Auto Receivables Trust
Series 2023-2, Class C, 5.47%, 12/16/2030	24,560	24,495
Series 2022-5, Class D, 5.67%, 12/16/2030	45,600	45,143
Series 2022-6, Class D, 5.69%, 2/18/2031	27,300	27,172
Series 2024-2, Class D, 6.28%, 8/15/2031	7,941	8,025
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	31,758	31,249
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,436	10,256
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,281	7,164
SART Series 2018-1, 4.76%, 6/15/2025 ‡	959	957
SCF Equipment Leasing LLC
Series 2019-2A, Class G, 6.00%, 10/20/2031 ‡ (a)	10,662	10,625
Series 2020-1A, Class G, 6.00%, 4/20/2032 ‡ (a)	2,993	2,943
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	19,600	19,967
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	3,646	3,452
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	7,056	6,378
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	40,000	38,244
Series 2021-1A, Class G, 6.00%, 8/20/2032 ‡ (a)	10,116	9,512
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	10,909	10,273
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	19,500	18,553
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.86%, 1/25/2036 (i)	129	103
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	2,020	1,909
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	1,014	939
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	6,044	5,741
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	4,738	4,872
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	3,369	3,449
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	4,134	4,230
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	2,702	2,718
Series 2023-3A, Class D, 9.44%, 9/20/2040 (a)	3,669	3,721
Series 2024-1A, Class D, 8.02%, 1/20/2043 (a)	2,083	2,079
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 5.52%, 6/25/2037 (k)	699	448
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	540	482
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	5,398	5,390
Tricolor Auto Securitization Trust Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	5,290	5,175
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a)	6,796	6,479
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	359	352
Series 2016-2, Class B, 3.65%, 10/7/2025	861	833
Series 2014-1, Class A, 4.00%, 4/11/2026	1,847	1,785
Series 2014-2, Class A, 3.75%, 9/3/2026	307	294
Series 2016-1, Class AA, 3.10%, 7/7/2028	868	799
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,165	1,054
Series 2018-1, Class AA, 3.50%, 3/1/2030	8,821	8,076
Series 2018-1, Class A, 3.70%, 3/1/2030	913	823
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,148	1,069
Series 2019-1, Class A, 4.55%, 8/25/2031	1,369	1,306

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,460	1,248
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	17,711	17,640
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	1,065
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	2,400
VCAT LLC Series 2021-NPL3, Class A1, 4.74%, 5/25/2051 (a) (i)	2,671	2,591
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	16,232	16,236
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	3,750	3,703
vMobo, Inc., 9.46%, 7/18/2027 ‡	55,000	51,453
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (i)	10,375	10,238
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (i)	7,349	7,243
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (i)	3,834	3,792
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (i)	14,015	13,824
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (i)	8,857	8,740
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,443	1,363
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	1,076	1,071
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	3,142	3,120
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	19,085
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	15,900	16,287
Ygrene, 11.00%, 5/25/2026 ‡	3,000	3,000
Total Asset-Backed Securities (Cost $3,065,949)		2,937,881
Commercial Mortgage-Backed Securities — 10.9%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (k)	23,414	17,895
Acrc 5.25%, 11/15/2026 ‡ (a)	37,333	33,555
Areit Frn 2.75%, 8/17/2026 ‡ (a) (k)	30,000	29,250
BAMLL Re-REMIC Trust Series 2014-FRR8, Class A, 1.82%, 11/26/2047 (a) (k)	11,649	11,369
BAMLL RE-Remic Trust Series 2014-FRR8, Class C, 0.00%, 11/26/2047 ‡ (a) (k)	8,501	8,189
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,708	8,424
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,126	8,787
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,515	13,128
Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (k)	14,530	12,908
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 1A1, 7.94%, 5/25/2052 (a) (k)	2,851	2,851
Series 2019-FRR1, Class 1A5, 9.64%, 5/25/2052 (a) (k)	1,575	1,560
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 (a) (k)	4,854	4,173
BX
Series 2021-MFM1, Class E, 7.68%, 1/15/2034 (a) (k)	2,418	2,387
Series 2021-MFM1, Class F, 8.43%, 1/15/2034 (a) (k)	1,488	1,465
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	10,678	9,848
Series 2021-FRR1, Class CK45, 1.33%, 2/28/2025 (a) (k)	12,746	11,970
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,737	7,486
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	21,871	18,841
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,795	5,757
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,800	2,327

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	12,231	7,891
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	7,813
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	8,851
Series 2021-FRR1, Class BK58, 2.43%, 9/29/2029 (a) (k)	10,863	9,349
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.25%, 12/15/2047 (a) (k)	2,696	2,495
Commercial Mortgage Trust
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (k)	23,201	21,219
Series 2020-CBM, Class D, 3.63%, 2/10/2037 (a) (k)	8,494	8,154
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	7,797	7,604
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,655	6,493
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 (a) (k)	8,843	1
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	11,944	11,630
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	11,027
FHLMC
Series K753, Class A2, 4.40%, 10/25/2030	23,410	22,724
Series 2023-MN7, Class M2, 11.02%, 9/25/2043 (a) (k)	11,110	12,151
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 9.07%, 1/25/2051 (a) (k)	29,641	29,772
Series 2021-MN3, Class M1, 7.62%, 11/25/2051 (a) (k)	3,598	3,533
Series 2021-MN3, Class M2, 9.32%, 11/25/2051 (a) (k)	3,508	3,533
Series 2022-MN4, Class M2, 11.82%, 5/25/2052 (a) (k)	6,067	6,733
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ17, Class A2, 2.98%, 11/25/2025	6,272	6,157
Series KS06, Class A2, 2.72%, 7/25/2026	9,785	9,349
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,132
Series KJ26, Class A2, 2.61%, 7/25/2027	13,927	13,296
Series K070, Class A2, 3.30%, 11/25/2027 (k)	5,868	5,563
Series W5FX, Class AFX, 3.21%, 4/25/2028 (k)	9,620	8,975
Series KL05, Class X1P, IO, 0.89%, 6/25/2029 (k)	170,657	6,589
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	43,716
Series K152, Class A2, 3.08%, 1/25/2031	8,584	7,700
Series K128, Class X3, IO, 2.78%, 4/25/2031 (k)	12,474	1,810
Series K142, Class AM, 2.40%, 3/25/2032	21,356	17,854
Series K145, Class A2, 2.58%, 5/25/2032	18,119	15,352
Series K146, Class A2, 2.92%, 6/25/2032	13,105	11,383
Series K-152, Class A2, 3.78%, 11/25/2032 (k)	34,000	31,313
Series K-160, Class A2, 4.50%, 8/25/2033 (k)	34,000	32,897
Series KX04, Class XFX, IO, 1.67%, 1/25/2034 (k)	164,162	8,560
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	26,269
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (k)	4,320	1,040
Series K146, Class AM, 2.92%, 6/25/2054	12,620	10,913
Series Q014, Class X, IO, 2.78%, 10/25/2055 (k)	21,272	3,219
FNMA ACES
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (k)	3,396	3,374
Series 2015-M1, Class A2, 2.53%, 9/25/2024	7,796	7,715
Series 2015-M7, Class A2, 2.59%, 12/25/2024	6,936	6,819
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (k)	8,995	8,844
Series 2015-M5, Class A1, 2.86%, 3/25/2025 (k)	12,507	12,248

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-M13, Class A2, 2.70%, 6/25/2025 (k)	1,166	1,133
Series 2016-M6, Class A2, 2.49%, 5/25/2026	6,966	6,616
Series 2016-M7, Class A2, 2.50%, 9/25/2026	5,347	5,065
Series 2017-M1, Class A2, 2.42%, 10/25/2026 (k)	7,364	6,932
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (k)	12,104	11,357
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (k)	5,415	5,160
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (k)	7,660	7,263
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (k)	25,986	24,352
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (k)	26,546	24,933
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (k)	8,266	7,753
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (k)	20,179	19,079
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (k)	33,421	31,700
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (k)	48,068	45,731
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	5,314	4,713
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (k)	34,878	1,980
Series 2017-M5, Class A2, 2.99%, 4/25/2029 (k)	16,859	15,565
Series 2019-M7, Class A2, 3.14%, 4/25/2029	15,645	14,446
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (k)	26,476	24,158
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (k)	6,003	5,481
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,147	4,630
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (k)	78,186	4,389
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (k)	13,688	12,592
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (k)	32,285	31,134
Series 2023-M1S, Class A2, 4.50%, 4/25/2033 (k)	6,868	6,657
Series 2024-M2, Class A2, 3.75%, 8/25/2033	56,000	50,693
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.76%, 7/25/2024 (a) (k)	3,106	3,085
Series 2018-KL2B, Class CB, 3.71%, 1/25/2025 (a) (k)	8,477	8,158
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (a) (k)	19,415	18,326
Series 2017-KL1P, Class BP, 3.37%, 10/25/2025 (a) (k)	12,894	11,866
Series 2018-KSL1, Class C, 3.86%, 11/25/2025 ‡ (a) (k)	16,536	15,942
Series 2018-KBX1, Class C, 3.61%, 1/25/2026 (a) (k)	7,281	6,356
Series 2018-KHG1, Class C, 3.82%, 12/25/2027 (a) (k)	32,247	28,734
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	9,014
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	125,708	316
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	52
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	576,893	1,886
Series 2018-K82, Class D, PO, 10/25/2028 (a)	55,000	37,450
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	144,000	515
Series 2018-K84, Class D, PO, 11/25/2028 (a)	63,510	41,740
Series 2019-KBF3, Class C, 10.19%, 1/25/2029 (a) (k)	17,058	15,980
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 ‡ (a) (k)	3,500	3,052
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	9,704
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	830,138	2,925
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	180,000	700
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,620	7,878
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	144,063	352
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	57

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	24,000	14,655
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	274,821	1,034
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	32,000	127
Series 2019-KW10, Class B, 3.63%, 10/25/2032 (a) (k)	8,902	7,822
Series 2018-K157, Class C, PO, 9/25/2033 (a)	50,000	21,683
Series 19K-1510, Class C, 0.00%, 1/25/2034 ‡ (a)	51,057	21,353
Series 2014-K39, Class C, 4.05%, 8/25/2047 (a) (k)	6,795	6,751
Series 2014-K40, Class C, 4.05%, 11/25/2047 (a) (k)	8,292	8,208
Series 2015-K45, Class B, 3.60%, 4/25/2048 (a) (k)	8,659	8,509
Series 2015-K46, Class C, 3.70%, 4/25/2048 (a) (k)	3,441	3,362
Series 2015-K48, Class B, 3.65%, 8/25/2048 (a) (k)	15,614	15,223
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (k)	2,670	2,600
Series 2016-K55, Class B, 4.17%, 4/25/2049 (a) (k)	9,707	9,393
Series 2016-K56, Class B, 3.95%, 6/25/2049 (a) (k)	3,445	3,325
Series 2017-K68, Class D, PO, 10/25/2049 (a)	53,000	39,138
Series 2017-K69, Class D, PO, 10/25/2049 (a)	46,000	33,307
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	145,000	393
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (k)	9,147	8,641
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (k)	4,576	4,360
Series 2017-K61, Class C, 3.70%, 12/25/2049 (a) (k)	5,189	4,885
Series 2017-K63, Class B, 3.88%, 2/25/2050 (a) (k)	11,547	10,997
Series 2017-K63, Class C, 3.88%, 2/25/2050 (a) (k)	4,854	4,583
Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (k)	9,707	9,178
Series 2018-K81, Class D, PO, 9/25/2051 (a)	56,700	37,559
Series 2019-K92, Class D, PO, 5/25/2052 (a)	76,852	49,611
Series 2020-K116, Class D, PO, 9/25/2052 (a)	87,436	47,535
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	920,671	3,850
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	223,000	1,003
Series 2019-K98, Class B, 3.74%, 10/25/2052 (a) (k)	10,678	9,759
Series 2020-K105, Class D, PO, 3/25/2053 (a)	63,425	35,956
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	677,995	2,728
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	153,315	677
Series 2020-K122, Class D, PO, 1/25/2054 (a)	82,132	43,856
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	200,000	955
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.70%, 2/27/2048 (a) (k)	7,766	7,451
Series 2018-C1, Class AK43, 2.81%, 2/27/2048 (a) (k)	4,854	4,680
GAM Re-REMIC Trust Series 2022-FRR3, Class CK89, PO, 1/27/2052 ‡ (a)	8,540	5,497
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	28,041
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025 ‡	26,750	25,597
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	15,794	15,066
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class BK39, PO, 8/27/2047 ‡ (a)	3,927	3,872
Series 2015-FRR2, Class AK39, 2.16%, 8/27/2047 (a) (k)	10,290	10,136
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11, Class X1, IO, 0.14%, 8/12/2037 (a) (k)	2,170	—
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.03%, 4/15/2038 (a) (k)	19,870	19,733
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	23,763

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.69%, 10/25/2049 (a) (k)	27,018	26,993
Series 2020-01, Class M10, 9.19%, 3/25/2050 (a) (k)	49,892	50,012
Series 2023-01, Class M10, 11.82%, 11/25/2053 (a) (k)	53,430	58,241
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.65%, 12/18/2051 (a) (k)	8,882	6,943
P -stlb Series 2019-STL B9.25%, 10/11/2026 ‡	18,500	17,721
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.23%, 2/13/2053 (a) (k)	59,862	3,141
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	36,086	29,473
Series RR Trust
Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,814
Series 2015-1, Class B, PO, 4/26/2048 (a)	18,444	17,207
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	69	65
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,376	7,181
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.06%, 3/15/2045 (a) (k)	6,446	5,310
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,227	14,711
Total Commercial Mortgage-Backed Securities (Cost $2,270,341)		2,154,494
U.S. Treasury Obligations — 8.7%
U.S. Treasury Bonds
4.50%, 8/15/2039	40,144	39,829
1.13%, 5/15/2040	96,228	58,263
1.13%, 8/15/2040	109,111	65,441
4.75%, 2/15/2041	47,175	47,815
2.25%, 5/15/2041	64,715	46,261
4.38%, 5/15/2041	47,554	46,033
3.13%, 11/15/2041	40,953	33,324
2.75%, 11/15/2042	45,060	34,105
4.00%, 11/15/2042	92,968	84,743
3.63%, 8/15/2043	11,821	10,159
3.75%, 11/15/2043	63,896	55,854
3.38%, 5/15/2044	47,111	38,800
2.50%, 2/15/2045	66,979	47,194
3.00%, 5/15/2045	11,367	8,735
2.88%, 8/15/2045	61,020	45,803
1.88%, 2/15/2051	30,232	17,356
2.38%, 5/15/2051	218,093	141,377
2.25%, 2/15/2052	28,956	18,133
U.S. Treasury Notes
2.00%, 8/15/2025 (l)	11,603	11,186
1.13%, 10/31/2026 (l)	220,745	202,577
0.50%, 8/31/2027	183,364	160,709
1.25%, 9/30/2028	187,558	163,490
2.38%, 3/31/2029	86,583	78,598
1.88%, 2/15/2032	102,743	85,341
2.75%, 8/15/2032	48,885	43,059
U.S. Treasury STRIPS Bonds
4.87%, 11/15/2033 (m)	30,160	19,600

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.77%, 5/15/2040 (m)	63,558	29,453
3.16%, 8/15/2040 (m)	37,081	16,936
3.08%, 8/15/2041 (m)	129,383	56,031
3.98%, 2/15/2042 (m)	10,407	4,390
3.59%, 5/15/2042 (m)	18,492	7,706
3.73%, 11/15/2042 (m)	7,625	3,095
2.35%, 11/15/2043 (m)	24,977	9,665
Total U.S. Treasury Obligations (Cost $2,117,671)		1,731,061
Collateralized Mortgage Obligations — 3.9%
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	2	2
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	9
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	214	210
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	128	102
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	483	362
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	289	169
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	115	58
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (k)	1	1
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (k)	12,500	12,500
10.14%, 3/25/2031 ‡ (k)	7,500	7,500
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	7
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	599	572
Series 2005-7, Class 30, PO, 11/25/2035	20	20
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 5.15%, 7/25/2034 (k)	39	37
Bear Stearns ARM Trust Series 2003-7, Class 3A, 6.93%, 10/25/2033 (k)	9	9
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 7.94%, 3/25/2031 (k)	—	—
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 5.78%, 6/25/2035 (k)	249	240
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	4	2
Series 2004-3, Class A25, 5.75%, 4/25/2034	60	56
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	64	62
Series 2005-22, Class 2A1, 4.69%, 11/25/2035 (k)	159	125
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 6.10%, 8/25/2034 (k)	26	25
Series 2004-HYB4, Class AA, 5.77%, 12/25/2034 (k)	17	16
Credit One, 6.47%, 2/25/2029 ‡	30,000	29,887
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	181	65
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	194	46
CSMC Trust
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (k)	5,855	5,777
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (i)	13,805	13,575
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	205	218

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
5.77%, 1/10/2033 (a)	265	262
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035	6	5
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HB, 3.00%, 8/25/2056 (i)	12,000	8,896
Series 2017-4, Class MT, 3.50%, 6/25/2057	8,471	7,473
Series 2019-3, Class MT, 3.50%, 10/25/2058	36,494	31,810
Series 2019-3, Class M55D, 4.00%, 10/25/2058	10,758	9,772
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,684	29,651
Series 2020-1, Class MB, 2.50%, 8/25/2059	31,963	21,660
Series 2021-1, Class BXS, 12.28%, 9/25/2060 (a) (k)	10,200	7,896
Series 2021-2, Class BXS, 16.63%, 11/25/2060 (a) (k)	4,836	3,792
Series 2022-1, Class MTU, 3.25%, 11/25/2061	28,116	24,026
Series 2023-1, Class MT, 3.00%, 10/25/2062	23,711	19,394
FHLMC, REMIC
Series 2989, Class TG, 5.00%, 6/15/2025	6	6
Series 3005, Class ED, 5.00%, 7/15/2025	17	17
Series 4030, Class IL, IO, 3.50%, 4/15/2027	133	3
Series 4060, Class TB, 2.50%, 6/15/2027	3,574	3,442
Series 2022, Class PE, 6.50%, 1/15/2028	3	3
Series 2036, Class PG, 6.50%, 1/15/2028	25	25
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	6	—
Series 2091, Class PG, 6.00%, 11/15/2028	79	79
Series 2116, Class ZA, 6.00%, 1/15/2029	19	19
Series 2148, Class ZA, 6.00%, 4/15/2029	6	6
Series 2995, Class FT, 5.69%, 5/15/2029 (k)	33	33
Series 2530, Class SK, IF, IO, 2.66%, 6/15/2029 (k)	99	4
Series 2201, Class C, 8.00%, 11/15/2029	12	12
Series 3648, Class CY, 4.50%, 3/15/2030	155	153
Series 3737, Class DG, 5.00%, 10/15/2030	18	18
Series 2293, Class ZA, 6.00%, 3/15/2031	27	27
Series 2310, Class Z, 6.00%, 4/15/2031	4	4
Series 2313, Class LA, 6.50%, 5/15/2031	2	2
Series 2325, Class JO, PO, 6/15/2031	24	21
Series 2330, Class PE, 6.50%, 6/15/2031	56	57
Series 2410, Class QB, 6.25%, 2/15/2032	136	135
Series 2534, Class SI, IF, 6.92%, 2/15/2032 (k)	16	17
Series 2427, Class GE, 6.00%, 3/15/2032	277	280
Series 2430, Class WF, 6.50%, 3/15/2032	181	185
Series 2594, Class IV, IO, 7.00%, 3/15/2032	29	3
Series 2643, Class SA, IF, 10.15%, 3/15/2032 (k)	5	5
Series 2466, Class DH, 6.50%, 6/15/2032	20	20
Series 4146, Class KI, IO, 3.00%, 12/15/2032	2,131	179
Series 2543, Class YX, 6.00%, 12/15/2032	117	119
Series 2557, Class HL, 5.30%, 1/15/2033	64	63
Series 2586, IO, 6.50%, 3/15/2033	115	10
Series 2610, Class UI, IO, 6.50%, 5/15/2033	90	15
Series 2764, Class S, IF, 0.15%, 7/15/2033 (k)	14	13
Series 2656, Class AC, 6.00%, 8/15/2033	40	40

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2733, Class SB, IF, 3.12%, 10/15/2033 (k)	128	119
Series 3005, Class PV, IF, 4.18%, 10/15/2033 (k)	1	1
Series 2699, Class W, 5.50%, 11/15/2033	99	100
Series 3611, PO, 7/15/2034	28	24
Series 2845, Class QH, 5.00%, 8/15/2034	75	74
Series 2912, Class EH, 5.50%, 1/15/2035	404	408
Series 3059, Class B, 5.00%, 2/15/2035	1	1
Series 2980, Class QB, 6.50%, 5/15/2035	14	15
Series 3031, Class BN, IF, 0.25%, 8/15/2035 (k)	188	173
Series 3117, Class EO, PO, 2/15/2036	50	43
Series 3134, PO, 3/15/2036	16	13
Series 3152, Class MO, PO, 3/15/2036	107	90
Series 3184, Class YO, PO, 3/15/2036	224	182
Series 3138, PO, 4/15/2036	18	15
Series 3187, Class Z, 5.00%, 7/15/2036	480	476
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (k)	10	10
Series 3201, Class IN, IF, IO, 0.81%, 8/15/2036 (k)	91	5
Series 3202, Class HI, IF, IO, 1.21%, 8/15/2036 (k)	367	27
Series 3855, Class AM, 6.50%, 11/15/2036	65	66
Series 3274, Class B, 6.00%, 2/15/2037	50	51
Series 3292, Class DO, PO, 3/15/2037	28	24
Series 3305, Class IW, IF, IO, 1.01%, 4/15/2037 (k)	131	4
Series 3306, Class TC, IF, 7.65%, 4/15/2037 (k)	9	9
Series 3306, Class TB, IF, 8.19%, 4/15/2037 (k)	10	10
Series 3331, PO, 6/15/2037	23	19
Series 3605, Class NC, 5.50%, 6/15/2037	276	278
Series 3383, Class OP, PO, 11/15/2037	43	36
Series 3409, Class DB, 6.00%, 1/15/2038	273	279
Series 3546, Class A, 5.73%, 2/15/2039 (k)	29	29
Series 3531, Class SM, IF, IO, 0.66%, 5/15/2039 (k)	11	—
Series 3572, Class JS, IF, IO, 1.36%, 9/15/2039 (k)	36	2
Series 3592, Class BZ, 5.00%, 10/15/2039	1,100	1,091
Series 3609, Class SA, IF, IO, 0.90%, 12/15/2039 (k)	222	10
Series 3610, Class CA, 4.50%, 12/15/2039	102	100
Series 3653, Class HJ, 5.00%, 4/15/2040	47	47
Series 3677, Class PB, 4.50%, 5/15/2040	670	654
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (k)	87	85
Series 4796, Class CZ, 4.00%, 5/15/2048	11,120	10,032
Series 4830, Class WZ, 4.00%, 9/15/2048	10,880	9,810
Series 5354, PO, 10/25/2053	5,381	3,905
FHLMC, STRIPS
Series 186, PO, 8/1/2027	32	30
Series 262, Class 35, 3.50%, 7/15/2042	1,566	1,430
Series 279, Class 35, 3.50%, 9/15/2042	399	364
Series 323, Class 300, 3.00%, 1/15/2044	1,541	1,374
Series 334, Class 300, 3.00%, 8/15/2044	1,512	1,339
Series 406, PO, 10/25/2053	18,338	14,514
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.31%, 10/25/2037 (k)	174	146

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 5.82%, 9/25/2034 (k)	32	31
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.73%, 12/25/2034 (k)	43	40
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	6	6
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	73	73
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	82	81
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	162	164
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	22	22
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	48	48
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	90	91
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	95,768	89,697
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.49%, 8/25/2041 (k)	6,324	37
Series 2002-T4, IO, 0.40%, 12/25/2041 (k)	14,959	133
Series 2002-T4, Class A2, 7.00%, 12/25/2041	175	178
Series 2002-T4, Class A4, 9.50%, 12/25/2041	308	326
Series 2002-T19, Class A1, 6.50%, 7/25/2042	255	261
Series 2002-T16, Class A2, 7.00%, 7/25/2042	302	310
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	93	95
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	95	96
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	119	120
Series 2004-T3, Class 14, IO, 0.61%, 2/25/2044 (k)	2,155	21
FNMA, REMIC
Series 1997-20, Class D, 7.00%, 3/17/2027	9	9
Series 1997-11, Class E, 7.00%, 3/18/2027	3	3
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	314	8
Series 1997-42, Class EG, 8.00%, 7/18/2027	15	15
Series 1997-63, Class ZA, 6.50%, 9/18/2027	6	6
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	1,547	49
Series 1999-47, Class JZ, 8.00%, 9/18/2029	59	60
Series 2000-8, Class Z, 7.50%, 2/20/2030	38	39
Series 2001-36, Class ST, IF, IO, 3.06%, 11/25/2030 (k)	50	4
Series 2001-14, Class Z, 6.00%, 5/25/2031	25	25
Series 2001-16, Class Z, 6.00%, 5/25/2031	33	32
Series 2001-72, Class SB, IF, IO, 2.06%, 12/25/2031 (k)	120	5
Series 2001-81, Class HE, 6.50%, 1/25/2032	218	223
Series 2002-19, Class SC, IF, 4.66%, 3/17/2032 (k)	7	7
Series 2002-56, Class PE, 6.00%, 9/25/2032	284	287
Series 2002-86, Class PG, 6.00%, 12/25/2032	186	188
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	2,145	192
Series 2003-25, Class KP, 5.00%, 4/25/2033	566	549
Series 2003-22, Class Z, 6.00%, 4/25/2033	145	146
Series 2003-47, Class PE, 5.75%, 6/25/2033	190	192
Series 2003-64, Class SX, IF, 0.14%, 7/25/2033 (k)	11	10
Series 2003-91, Class SD, IF, 3.44%, 9/25/2033 (k)	3	2
Series 2003-130, Class HZ, 6.00%, 1/25/2034	4,909	4,975
Series 2004-72, Class F, 5.94%, 9/25/2034 (k)	32	32

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-19, Class PB, 5.50%, 3/25/2035	1,047	1,050
Series 2005-42, Class PS, IF, 3.40%, 5/25/2035 (k)	2	2
Series 2005-51, Class MO, PO, 6/25/2035	16	10
Series 2005-53, Class CS, IF, IO, 1.26%, 6/25/2035 (k)	119	4
Series 2005-65, Class KO, PO, 8/25/2035	32	28
Series 2005-72, Class WS, IF, IO, 1.31%, 8/25/2035 (k)	60	3
Series 2005-90, Class ES, IF, 3.28%, 10/25/2035 (k)	19	19
Series 2005-84, Class XM, 5.75%, 10/25/2035	34	34
Series 2005-106, Class US, IF, 4.63%, 11/25/2035 (k)	14	14
Series 2006-9, Class KZ, 6.00%, 3/25/2036	115	116
Series 2006-22, Class AO, PO, 4/25/2036	61	52
Series 2006-27, Class OB, PO, 4/25/2036	493	393
Series 2006-27, Class OH, PO, 4/25/2036	15	13
Series 2006-20, Class IB, IF, IO, 1.15%, 4/25/2036 (k)	110	8
Series 2011-19, Class ZY, 6.50%, 7/25/2036	103	107
Series 2006-77, Class PC, 6.50%, 8/25/2036	67	68
Series 2006-110, PO, 11/25/2036	57	47
Series 2006-128, PO, 1/25/2037	58	48
Series 2007-10, Class Z, 6.00%, 2/25/2037	17	17
Series 2007-22, Class SC, IF, IO, 0.64%, 3/25/2037 (k)	20	—
Series 2007-54, Class IB, IF, IO, 0.97%, 6/25/2037 (k)	1,871	140
Series 2007-109, Class YI, IF, IO, 1.01%, 12/25/2037 (k)	1,019	73
Series 2008-91, Class SI, IF, IO, 0.56%, 3/25/2038 (k)	211	6
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (k)	380	55
Series 2008-62, Class SM, IF, IO, 0.76%, 7/25/2038 (k)	322	14
Series 2009-29, Class LA, 1.17%, 5/25/2039 (k)	182	149
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	116	19
Series 2009-112, Class ST, IF, IO, 0.81%, 1/25/2040 (k)	197	15
Series 2009-112, Class SW, IF, IO, 0.81%, 1/25/2040 (k)	129	8
Series 2010-10, Class NT, 5.00%, 2/25/2040	467	463
Series 2010-49, Class SC, IF, 1.78%, 3/25/2040 (k)	69	61
Series 2010-35, Class SB, IF, IO, 0.98%, 4/25/2040 (k)	211	12
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,139	1,011
Series 2011-126, Class KB, 4.00%, 12/25/2041	6,838	6,558
Series 2016-33, Class JA, 3.00%, 7/25/2045	7,218	6,577
Series 2016-38, Class NA, 3.00%, 1/25/2046	5,751	5,161
Series 2007-71, Class GZ, 6.00%, 7/25/2047	88	90
Series 2019-20, Class H, 3.50%, 5/25/2049	5,960	5,277
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.87%, 6/25/2029 (k)	2,340	45
Series 2001-W3, Class A, 7.00%, 9/25/2041 (k)	96	94
Series 2002-W10, IO, 0.89%, 8/25/2042 (k)	1,296	40
Series 2003-W4, Class 2A, 5.35%, 10/25/2042 (k)	50	49
Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (k)	7,155	81
FNMA, STRIPS
Series 313, Class 1, PO, 6/25/2031	222	195
Series 380, Class S36, IF, IO, 2.46%, 7/25/2037 (k)	66	8
Series 383, Class 68, IO, 6.50%, 9/25/2037	40	9

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 383, Class 86, IO, 7.00%, 9/25/2037 (k)	25	5
Series 383, Class 69, IO, 6.50%, 10/25/2037 (k)	57	10
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	10
Series 2005-AR3, Class 3A4, 4.14%, 6/19/2035 (k)	25	23
GNMA
Series 2014-60, Class W, 4.12%, 2/20/2029 (k)	178	174
Series 2003-18, Class PG, 5.50%, 3/20/2033	230	230
Series 2003-52, Class SB, IF, 2.04%, 6/16/2033 (k)	27	26
Series 2003-101, Class SK, IF, IO, 1.13%, 10/17/2033 (k)	376	—
Series 2004-2, Class SA, IF, 0.63%, 1/16/2034 (k)	110	108
Series 2004-19, Class KE, 5.00%, 3/16/2034	929	914
Series 2004-86, Class SP, IF, IO, 0.67%, 9/20/2034 (k)	101	2
Series 2004-90, Class SI, IF, IO, 0.67%, 10/20/2034 (k)	171	7
Series 2010-31, Class SK, IF, IO, 0.67%, 11/20/2034 (k)	117	3
Series 2004-105, Class SN, IF, IO, 0.67%, 12/20/2034 (k)	405	7
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	26	3
Series 2006-26, Class S, IF, IO, 1.07%, 6/20/2036 (k)	291	9
Series 2006-33, Class PK, 6.00%, 7/20/2036	94	95
Series 2009-81, Class A, 5.75%, 9/20/2036	51	51
Series 2007-7, Class EI, IF, IO, 0.77%, 2/20/2037 (k)	432	16
Series 2007-9, Class CI, IF, IO, 0.77%, 3/20/2037 (k)	274	12
Series 2007-17, Class JO, PO, 4/16/2037	32	27
Series 2007-16, Class KU, IF, IO, 1.22%, 4/20/2037 (k)	284	12
Series 2007-22, Class PK, 5.50%, 4/20/2037	456	457
Series 2007-26, Class SC, IF, IO, 0.77%, 5/20/2037 (k)	92	3
Series 2007-24, Class SA, IF, IO, 1.08%, 5/20/2037 (k)	425	18
Series 2009-16, Class SJ, IF, IO, 1.37%, 5/20/2037 (k)	432	17
Series 2008-34, Class OC, PO, 6/20/2037	91	82
Series 2009-106, Class XL, IF, IO, 1.32%, 6/20/2037 (k)	139	6
Series 2009-79, Class OK, PO, 11/16/2037	66	55
Series 2007-67, Class SI, IF, IO, 1.08%, 11/20/2037 (k)	87	2
Series 2008-40, Class SA, IF, IO, 0.97%, 5/16/2038 (k)	298	15
Series 2008-40, Class PS, IF, IO, 1.07%, 5/16/2038 (k)	129	5
Series 2008-50, Class SA, IF, IO, 0.80%, 6/20/2038 (k)	640	27
Series 2008-49, Class PH, 5.25%, 6/20/2038	470	467
Series 2008-55, Class PL, 5.50%, 6/20/2038	429	428
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	177	8
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	157	6
Series 2009-72, Class SM, IF, IO, 0.82%, 8/16/2039 (k)	155	8
Series 2010-157, Class OP, PO, 12/20/2040	139	115
Series 2015-157, Class GA, 3.00%, 1/20/2045	268	247
Series 2012-H11, Class FA, 6.14%, 2/20/2062 (k)	1,152	1,153
Series 2012-H18, Class FA, 5.99%, 8/20/2062 (k)	202	202
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H20, Class FB, 6.44%, 8/20/2063 (k)	347	349
Series 2013-H23, Class FA, 6.74%, 9/20/2063 (k)	460	464
Series 2015-H02, Class HA, 2.50%, 1/20/2065	634	619

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H04, Class FL, 5.91%, 2/20/2065 (k)	3,124	3,119
Series 2015-H23, Class FB, 5.96%, 9/20/2065 (k)	3,495	3,491
Series 2015-H32, Class FH, 6.10%, 12/20/2065 (k)	378	379
Series 2016-H16, Class FD, 6.11%, 6/20/2066 (k)	5,098	5,088
Series 2016-H17, Class FC, 6.27%, 8/20/2066 (k)	3,214	3,205
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (k)	10,728	452
Series 2017-H11, Class XI, IO, 1.58%, 5/20/2067 (k)	28,166	1,104
Series 2017-H14, Class XI, IO, 0.46%, 6/20/2067 (k)	11,204	367
Series 2017-H14, Class AI, IO, 1.00%, 6/20/2067 (k)	13,966	771
Series 2017-H23, Class FA, 5.92%, 10/20/2067 (k)	14,664	14,633
Series 2019-H09, Class FA, 5.94%, 5/20/2069 (k)	9,737	9,717
Series 2021-H10, Class AF, 6.82%, 6/20/2071 (k)	22,998	23,535
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	2,424	2,327
Grene Energy Senio, 11.00, 1/25/2026 ‡	3,556	3,023
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	32	31
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	35	34
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	45	45
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	21	20
Series 2005-5F, Class 8A1, 5.50%, 6/25/2035 (k)	9	8
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (k)	5	5
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (k)	11,915	11,595
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.82%, 10/25/2034 (a) (k)	18,687	19,994
Impac CMB Trust
Series 2004-10, Class 3A1, 6.14%, 3/25/2035 (k)	122	114
Series 2004-10, Class 3A2, 6.24%, 3/25/2035 (k)	80	75
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	4	3
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	18	16
Series 2006-A2, Class 5A3, 6.08%, 11/25/2033 (k)	23	22
Series 2006-A2, Class 4A1, 6.02%, 8/25/2034 (k)	57	56
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	17	20
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	193	169
Series 2007-A1, Class 5A2, 5.52%, 7/25/2035 (k)	16	15
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (i)	18,581	18,713
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (i)	16,800	17,012
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (i)	29,890	30,232
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.42%, 4/21/2034 (k)	15	14
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	174	164
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	229	220
Series 2004-7, Class 30, PO, 8/25/2034	17	12
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	11	11

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	28	23
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	9	6
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 6.24%, 7/25/2029 (k)	30	29
Series 2004-D, Class A3, 7.30%, 9/25/2029 (k)	14	14
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 ‡ (a) (k)	11,649	10,270
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (k)	102	99
Series 2004-7AR, Class 2A6, 5.78%, 9/25/2034 (k)	28	27
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (k)	65	56
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (i)	12,965	13,059
PHH GMSR Frn, 9.00%, 5/25/2025 ‡ (a)	22,000	21,917
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	38	37
Pnmac jun26, 8.53%, 6/25/2026 ‡	11,524	11,481
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	35	33
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (i)	3,695	3,529
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 12.07%, 9/25/2032 (a) (k)	12,231	13,149
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	663	541
Rcfii Baml Frn, 12.35%, 12/25/2024 ‡ (a)	81	81
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	82	43
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	10	9
Sequoia Mortgage Trust Series 2004-8, Class A2, 6.41%, 9/20/2034 (k)	165	149
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 5.95%, 10/25/2034 (k)	23	21
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 6.46%, 9/25/2033 (k)	265	251
Series 2003-37A, Class 1A, 5.65%, 12/25/2033 (k)	394	377
Series 2003-37A, Class 2A, 5.94%, 12/25/2033 (k)	31	29
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (i)	3,205	3,017
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (k)	35,217	29,361
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	22,886
Two Harbors Msr Frn, 7.55%, 10/25/2024 ‡ (a)	35,000	34,869
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	48	48
Series 1998-1, Class 2E, 7.00%, 3/15/2028	211	210
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	34	33
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (k)	22,251	21,635
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.52%, 8/25/2033 (k)	54	50
Series 2003-AR9, Class 1A6, 5.68%, 9/25/2033 (k)	41	38
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	112	108
Series 2004-AR3, Class A1, 5.75%, 6/25/2034 (k)	15	13
Series 2004-AR3, Class A2, 5.75%, 6/25/2034 (k)	139	124

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-AR11, Class A, 5.96%, 10/25/2034 (k)	119	113
Series 2005-AR2, Class 2A21, 6.10%, 1/25/2045 (k)	15	15
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	236	198
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	75	74
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 5.62%, 7/25/2034 (k)	33	33
Series 2004-U, Class A1, 6.36%, 10/25/2034 (k)	69	65
Total Collateralized Mortgage Obligations (Cost $833,359)		780,394
Loan Assignments — 1.7% (d) (n)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031	6,478	6,525
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 3/31/2028	7,698	7,683
Building Products — 0.1%
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 5/31/2030 (o)	8,937	8,991
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 3.75%), 8.83%, 3/28/2031	3,300	3,323
Quikrete Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.58%, 3/19/2029	5,187	5,203
		17,517
Chemicals — 0.1%
DuPont Performance, 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/20/2029	4,778	4,795
Ineos US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 2/18/2030	5,149	5,162
		9,957
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/21/2028	3,532	3,536
Construction & Engineering — 0.0% ^
Zekelman Industries, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.57%, 1/24/2031 (o)	5,610	5,614
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.91%, 6/30/2026 ‡	28	28
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	974	800
(3-MONTH CME TERM SOFR + 2.00%), 12.66%, 6/30/2026 ‡	1,202	719
		1,547
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 8/4/2027	5,463	5,481
Diversified Consumer Services — 0.0% ^
Caliber Collision, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 1/30/2031	3,700	3,726
Entertainment — 0.0% ^
Delta 2 (Lux) SARL, 1st Lien Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 2.25%), 7.56%, 1/15/2030	2,825	2,839
Financial Services — 0.1%
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.31%, 1/31/2031	6,062	6,078
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.18%, 3/27/2029	3,463	3,492

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Financial Services — continued
NorthRiver Midstream, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.80%, 8/16/2030	4,493	4,503
OL SP LLC, 1st Lien Term Loan C (1-MONTH SOFR + 4.25%), 4.25%, 5/15/2025	1,064	1,063
		15,136
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.56%, 7/21/2028	3,014	3,019
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.56%, 7/21/2028	917	918
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.30%, 4/10/2031	3,300	3,307
		7,244
Health Care Equipment & Supplies — 0.0% ^
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 5/4/2028 (o)	902	904
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 10/23/2028	2,308	2,323
		3,227
Health Care Providers & Services — 0.1%
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 7.19%, 8/12/2026	6,923	6,924
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	8,638	8,683
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.31%, 9/27/2030	9,925	9,926
		25,533
Hotels, Restaurants & Leisure — 0.0% ^
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 8/8/2027	4,697	4,723
Household Durables — 0.0% ^
KDC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.32%, 8/15/2028	3,516	3,529
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.68%, 8/19/2028	6,965	6,907
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.57%, 6/20/2030	5,175	5,208
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.55%, 9/27/2030	5,302	5,309
		17,424
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.56%, 2/1/2031	1,726	1,733
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.58%, 5/3/2028	6,125	6,132
		7,865
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 12.00%, 12/31/2024 ‡ (b)	140	13
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.44%, 12/15/2026	2,069	2,081
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 3/15/2030	3,241	3,255
		5,349
Machinery — 0.1%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%, 3-MONTH CME TERM SOFR + 3.50%), 8.90%, 10/8/2027	3,809	3,823
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.93%, 4/5/2029	3,850	3,871
		7,694
Media — 0.2%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.30%, 12/7/2030	13,591	13,502
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.44%, 8/21/2028	1,096	1,100

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Media — continued
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	13,010	12,494
Outfront Media, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.08%, 11/18/2026	3,425	3,425
		30,521
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 2.50%, 11/22/2030 (o)	7,681	7,695
Passenger Airlines — 0.1%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028	9,681	10,048
United Airlines, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.25%), 10.73%, 6/21/2027	7,638	7,809
		17,857
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 5/17/2028	7,008	6,957
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.16%, 8/1/2027	5,271	5,263
Professional Services — 0.1%
Brookfield WEC Holdings Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.08%, 1/27/2031	10,740	10,792
Dun & Bradstreet Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 1/18/2029	7,520	7,540
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.58%, 1/17/2031	6,937	6,971
		25,303
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	10,363	10,376
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/2/2027	9,443	9,475
		19,851
Software — 0.2%
AthenaHealth, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.58%, 2/15/2029	3,616	3,606
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031	6,650	6,651
CDK Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 7/6/2029	5,310	5,351
Genesys Cloud Services Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 12/1/2027	10,032	10,098
Ultimate Software Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 2/10/2031	7,770	7,825
		33,531
Specialty Retail — 0.1%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027	5,709	5,732
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.93%, 12/18/2026 (p)	1,475	1,394
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.82%, 3/3/2028	6,223	5,617
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 12/28/2027	1,586	1,568
		14,311
Wireless Telecommunication Services — 0.0% ^
Iridium Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 9/20/2030	6,744	6,749
Total Loan Assignments (Cost $330,705)		330,187
Foreign Government Securities — 1.0%
Arab Republic of Egypt
7.60%, 3/1/2029 (h)	6,100	5,679
7.63%, 5/29/2032 (h)	3,600	3,079

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
7.30%, 9/30/2033 (h)	2,500	2,054
8.50%, 1/31/2047 (h)	5,800	4,517
8.88%, 5/29/2050 (h)	3,600	2,908
Benin Government Bond 7.96%, 2/13/2038 (a)	2,340	2,195
Dominican Republic Government Bond
4.88%, 9/23/2032 (a)	1,310	1,169
6.00%, 2/22/2033 (a)	4,043	3,914
6.00%, 2/22/2033 (h)	5,243	5,076
5.88%, 1/30/2060 (a)	3,545	2,988
Federal Republic of Nigeria
6.50%, 11/28/2027 (h)	6,550	6,115
6.13%, 9/28/2028 (a)	2,880	2,557
7.14%, 2/23/2030 (h)	2,700	2,377
8.75%, 1/21/2031 (h)	3,800	3,581
7.38%, 9/28/2033 (a)	2,327	1,938
Federative Republic of Brazil
4.75%, 1/14/2050	4,100	2,952
7.13%, 5/13/2054	6,690	6,533
Finance Department Government of Sharjah 6.13%, 3/6/2036 (a)	5,692	5,638
Gabonese Republic 6.95%, 6/16/2025 (h)	3,800	3,582
Hashemite Kingdom of Jordan 7.38%, 10/10/2047 (h)	4,000	3,482
Hungary Government Bond
5.50%, 6/16/2034 (a)	1,640	1,583
6.75%, 9/25/2052 (a)	1,245	1,322
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	3,500	3,754
Kingdom of Bahrain
7.00%, 10/12/2028 (h)	2,500	2,574
5.45%, 9/16/2032 (a)	1,677	1,545
Kingdom of Morocco 5.95%, 3/8/2028 (a)	1,381	1,382
Kingdom of Saudi Arabia 5.75%, 1/16/2054 (a)	3,700	3,570
Republic of Angola 8.75%, 4/14/2032 (a)	4,086	3,649
Republic of Colombia
10.38%, 1/28/2033	360	429
7.50%, 2/2/2034	1,491	1,478
8.75%, 11/14/2053	7,024	7,344
Republic of Costa Rica
6.55%, 4/3/2034 (a)	4,200	4,295
7.30%, 11/13/2054 (a)	3,925	4,108
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (h) (i)	693	646
6.13%, 6/15/2033 (h)	866	770
8.25%, 1/30/2037 (a)	1,468	1,427
6.88%, 10/17/2040 (h)	EUR3,400	3,137
Republic of Iraq 5.80%, 1/15/2028 (h)	1,900	1,802
Republic of Panama 7.88%, 3/1/2057	2,034	2,090
Republic of Paraguay
5.00%, 4/15/2026 (h)	434	427
3.85%, 6/28/2033 (a)	503	435

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.00%, 2/9/2036 (a)	7,140	7,090
6.10%, 8/11/2044 (h)	1,400	1,329
5.60%, 3/13/2048 (h)	4,589	4,050
5.40%, 3/30/2050 (h)	14,281	12,225
Republic of Philippines 5.60%, 5/14/2049	7,760	7,743
Republic of Poland
5.13%, 9/18/2034	1,388	1,354
5.50%, 3/18/2054	5,700	5,464
Republic of Senegal 6.75%, 3/13/2048 (h)	3,800	2,769
Republic of South Africa
4.30%, 10/12/2028	5,542	4,959
7.30%, 4/20/2052	2,000	1,715
Republic of Turkey 7.63%, 5/15/2034	10,069	10,093
Romania Government Bond
6.38%, 1/30/2034 (a)	3,104	3,094
7.63%, 1/17/2053 (a)	1,600	1,735
State of Israel Government Bond 5.75%, 3/12/2054	5,620	5,092
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (a)	1,193	1,223
7.00%, 1/25/2051 (a)	12,400	12,893
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	1,289	1,345
United Mexican States 6.34%, 5/4/2053	1,280	1,222
Total Foreign Government Securities (Cost $215,798)		205,496
	SHARES (000)
Common Stocks — 0.1%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	5,884	59
MYT Holding LLC ‡ *	935	327
		386
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	38	—
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	6	78
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ * (q)	1,551	3
Health Care Providers & Services — 0.0% ^
Claire's Stores, Inc. ‡ *	2	336
Endo, Inc. ‡ *	44	1,255
Envision Healthcare Corp. ‡ *	4	30
		1,621

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	724
iHeartMedia, Inc., Class A *	127	117
		841
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	44	4,028
Gulfport Energy Corp. *	29	4,681
		8,709
Pharmaceuticals — 0.0% ^
Endo, Inc. ‡ * (a)	18	510
Specialty Retail — 0.0% ^
NMG, Inc. ‡ *	11	1,332
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	2,521
Total Common Stocks (Cost $11,912)		16,001
	PRINCIPAL AMOUNT ($000)
Municipal Bonds — 0.1% (r)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	228
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	875	932
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,174
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	2,288
University of California, Taxable Series 2012AD, Rev., 4.86%, 5/15/2112	774	671
Total California		5,293
District of Columbia — 0.0% ^
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	303
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	2,176
New York — 0.0% ^
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,144
Port Authority of New York and New Jersey, Consolidated Series 174, Rev., 4.46%, 10/1/2062	740	646
Total New York		1,790
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,025	1,217
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,364
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	2,000	1,935
Total Ohio		4,516

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	855	848
Total Municipal Bonds (Cost $17,619)		14,926
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (Cost $428)	2	3,444
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 7/8/2024 ‡ * (c) (f) (g) (Cost $141)	—	1,711
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,070	1,342
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	46	—
Total Preferred Stocks (Cost $2,145)		1,342
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	33	441
	SHARES (000)
Short-Term Investments — 7.9%
Investment Companies — 7.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (s) (t) (Cost $1,558,030)	1,557,761	1,558,073
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (s) (t)	120	120

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (s) (t)	428	428
Total Investment of Cash Collateral from Securities Loaned (Cost $548)		548
Total Short-Term Investments (Cost $1,558,578)		1,558,621
Total Investments — 105.0% (Cost $22,138,955)		20,822,198
Liabilities in Excess of Other Assets — (5.0)%		(986,709)
NET ASSETS — 100.0%		19,835,489

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $86,649 or 0.44% of the Fund’s net assets as of May 31, 2024.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	The rate shown is the effective yield as of May 31, 2024.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of May 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The security or a portion of this security is on loan at May 31, 2024. The total value of securities on loan at May 31, 2024 is $1.
(r)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of May 31, 2024.
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	4,870	09/19/2024	USD	530,678	36
U.S. Treasury 10 Year Ultra Note	2,167	09/19/2024	USD	243,347	(1,037)
U.S. Treasury Ultra Bond	5,758	09/19/2024	USD	706,974	(10,038)
U.S. Treasury 2 Year Note	3,872	09/30/2024	USD	789,162	634
U.S. Treasury 5 Year Note	12,347	09/30/2024	USD	1,308,203	1,712
					(8,693)
Short Contracts
U.S. Treasury 10 Year Note	(367)	09/19/2024	USD	(39,992)	(1)
U.S. Treasury 10 Year Ultra Note	(35)	09/19/2024	USD	(3,930)	— (a)
U.S. Treasury Long Bond	(201)	09/19/2024	USD	(23,417)	48
U.S. Treasury 5 Year Note	(197)	09/30/2024	USD	(20,873)	(30)
					17
					(8,676)

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
Forward foreign currency exchange contracts outstanding as of May 31, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	62,166	USD	67,222	Morgan Stanley	6/5/2024	233
Total unrealized appreciation						233
USD	66,754	EUR	62,166	Goldman Sachs International	6/5/2024	(701)
USD	67,306	EUR	62,166	Morgan Stanley	7/3/2024	(236)
Total unrealized depreciation						(937)
Net unrealized depreciation						(704)

Abbreviations
EUR	Euro
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.37	USD32,877	232	(979)	(747)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD36,400	246	(1,120)	(874)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD26,300	220	(851)	(631)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD26,299	94	(725)	(631)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD13,148	28	(344)	(316)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD6,574	23	(181)	(158)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD13,143	56	(372)	(316)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD6,369	68	(221)	(153)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.41	USD3,935	34	(128)	(94)
							1,001	(4,921)	(3,920)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2024 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	1,001	(3,920)

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,246,683	$691,198	$2,937,881
Collateralized Mortgage Obligations	—	624,893	155,501	780,394
Commercial Mortgage-Backed Securities	—	1,990,466	164,028	2,154,494
Common Stocks
Broadline Retail	—	—	386	386
Communications Equipment	—	—	— (a)	— (a)
Diversified Telecommunication Services	—	—	78	78
Financial Services	—	—	3	3
Health Care Providers & Services	—	—	1,621	1,621
Media	841	—	—	841
Oil, Gas & Consumable Fuels	8,709	—	—	8,709
Pharmaceuticals	—	—	510	510
Specialty Retail	—	—	1,332	1,332
Wireless Telecommunication Services	—	—	2,521	2,521
Total Common Stocks	9,550	—	6,451	16,001
Convertible Bonds	—	—	1,711	1,711
Convertible Preferred Stocks	—	—	3,444	3,444
Corporate Bonds
Aerospace & Defense	—	80,177	—	80,177
Automobile Components	—	59,713	—	59,713
Automobiles	—	28,172	—	28,172
Banks	—	1,303,045	—	1,303,045
Beverages	—	22,772	—	22,772
Biotechnology	—	84,766	—	84,766
Broadline Retail	—	11,585	—	11,585
Building Products	—	49,368	—	49,368
Capital Markets	—	382,644	—	382,644
Chemicals	—	75,400	—	75,400
Commercial Services & Supplies	—	67,532	—	67,532
Communications Equipment	—	9,226	—	9,226
Construction & Engineering	—	23,383	—	23,383
Construction Materials	—	5,747	—	5,747
Consumer Finance	—	173,306	—	173,306
Consumer Staples Distribution & Retail	—	43,706	—	43,706
Containers & Packaging	—	83,025	—	83,025
Distributors	—	8,613	—	8,613
Diversified Consumer Services	—	10,034	—	10,034
Diversified REITs	—	17,991	—	17,991
Diversified Telecommunication Services	—	174,063	—	174,063
Electric Utilities	—	515,262	—	515,262
Electrical Equipment	—	6,026	—	6,026
Electronic Equipment, Instruments & Components	—	11,950	—	11,950

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy Equipment & Services	$—	$28,317	$—	$28,317
Entertainment	—	53,985	—	53,985
Financial Services	—	54,966	—	54,966
Food Products	—	36,908	—	36,908
Gas Utilities	—	14,477	—	14,477
Ground Transportation	—	60,200	—	60,200
Health Care Equipment & Supplies	—	29,841	—	29,841
Health Care Providers & Services	—	211,574	—	211,574
Health Care REITs	—	8,438	—	8,438
Health Care Technology	—	7,741	—	7,741
Hotel & Resort REITs	—	7,789	—	7,789
Hotels, Restaurants & Leisure	—	130,226	—	130,226
Household Durables	—	29,220	—	29,220
Household Products	—	16,442	—	16,442
Independent Power and Renewable Electricity Producers	—	42,157	—	42,157
Industrial Conglomerates	—	4,595	—	4,595
Industrial REITs	—	6,018	—	6,018
Insurance	—	80,598	—	80,598
Interactive Media & Services	—	4,141	—	4,141
IT Services	—	12,488	—	12,488
Leisure Products	—	3,154	—	3,154
Life Sciences Tools & Services	—	4,440	—	4,440
Machinery	—	24,043	—	24,043
Marine Transportation	—	2,014	—	2,014
Media	—	234,898	—	234,898
Metals & Mining	—	111,170	—	111,170
Mortgage Real Estate Investment Trusts (REITs)	—	96,759	—	96,759
Multi-Utilities	—	76,040	—	76,040
Office REITs	—	3,185	—	3,185
Oil, Gas & Consumable Fuels	—	624,743	—	624,743
Passenger Airlines	—	33,336	—	33,336
Personal Care Products	—	9,159	—	9,159
Pharmaceuticals	—	144,543	— (a)	144,543
Real Estate Management & Development	—	4,130	—	4,130
Residential REITs	—	10,227	—	10,227
Retail REITs	—	10,494	—	10,494
Semiconductors & Semiconductor Equipment	—	57,942	—	57,942
Software	—	64,933	—	64,933
Specialized REITs	—	24,925	—	24,925
Specialty Retail	—	73,830	—	73,830
Technology Hardware, Storage & Peripherals	—	29,760	—	29,760
Textiles, Apparel & Luxury Goods	—	5,497	—	5,497
Tobacco	—	92,073	—	92,073
Trading Companies & Distributors	—	48,624	—	48,624
Transportation Infrastructure	—	1,749	—	1,749
Water Utilities	—	3,913	—	3,913
Wireless Telecommunication Services	—	34,590	—	34,590

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Corporate Bonds	—	5,917,798	— (a)	5,917,798
Foreign Government Securities	$—	$205,496	$—	$205,496
Loan Assignments
Automobile Components	—	6,525	—	6,525
Beverages	—	7,683	—	7,683
Building Products	—	17,517	—	17,517
Chemicals	—	9,957	—	9,957
Commercial Services & Supplies	—	3,536	—	3,536
Construction & Engineering	—	5,614	—	5,614
Consumer Staples Distribution & Retail	—	—	1,547	1,547
Containers & Packaging	—	5,481	—	5,481
Diversified Consumer Services	—	3,726	—	3,726
Entertainment	—	2,839	—	2,839
Financial Services	—	15,136	—	15,136
Ground Transportation	—	7,244	—	7,244
Health Care Equipment & Supplies	—	3,227	—	3,227
Health Care Providers & Services	—	25,533	—	25,533
Hotels, Restaurants & Leisure	—	4,723	—	4,723
Household Durables	—	3,529	—	3,529
Insurance	—	17,424	—	17,424
IT Services	—	7,865	—	7,865
Leisure Products	—	5,336	13	5,349
Machinery	—	7,694	—	7,694
Media	—	30,521	—	30,521
Oil, Gas & Consumable Fuels	—	7,695	—	7,695
Passenger Airlines	—	17,857	—	17,857
Personal Care Products	—	6,957	—	6,957
Pharmaceuticals	—	5,263	—	5,263
Professional Services	—	25,303	—	25,303
Semiconductors & Semiconductor Equipment	—	19,851	—	19,851
Software	—	33,531	—	33,531
Specialty Retail	—	14,311	—	14,311
Wireless Telecommunication Services	—	6,749	—	6,749
Total Loan Assignments	—	328,627	1,560	330,187
Mortgage-Backed Securities	—	5,165,014	3,387	5,168,401
Municipal Bonds	—	14,926	—	14,926
Preferred Stocks	—	—	1,342	1,342
U.S. Treasury Obligations	—	1,731,061	—	1,731,061
Warrants	—	—	441	441
Short-Term Investments
Investment Companies	1,558,073	—	—	1,558,073
Investment of Cash Collateral from Securities Loaned	548	—	—	548
Total Short-Term Investments	1,558,621	—	—	1,558,621
Total Investments in Securities	$1,568,171	$18,224,964	$1,029,063	$20,822,198
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$233	$—	$233

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts	$2,430	$—	$—	$2,430
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(937)	—	(937)
Futures Contracts	(11,106)	—	—	(11,106)
Swaps	—	(4,921)	—	(4,921)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(8,676)	$(5,625)	$—	$(14,301)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$726,979	$(1,301)	$1,917	$84	$23,513	$(115,971)	$86,488	$(30,511)	$—	$691,198
Collateralized Mortgage Obligations	159,575	—	1,749	— (b)	42,000	(47,823)	—	—	—	155,501
Commercial Mortgage-Backed Securities	122,324	—	1,353	516	152	(14,099)	18,226	—	35,556	164,028
Common Stocks	3,811	—	1,566	—	1,074	—	—	—	—	6,451
Convertible Bonds	1,501	—	210	—	—	—	—	—	—	1,711
Convertible Preferred Stocks	3,319	—	125	—	—	—	—	—	—	3,444
Corporate Bonds	44,522	(4,335)	5,079	(3)	—	(9,707)	—	—	(35,556)	— (b)
Loan Assignments	2,693	—	(53)	36	57	(19)	—	(1,154)	—	1,560
Mortgage-Backed Securities	—	—	(13)	—	4,208	(808)	—	—	—	3,387
Preferred Stocks	1,170	—	172	—	—	—	—	—	—	1,342
Warrants	441	—	—	—	—	—	—	—	—	441
Total	$1,066,335	$(5,636)	$12,105	$633	$71,004	$(188,427)	$104,714	$(31,665)	$—	$1,029,063

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Corporate Bonds and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $3,066.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$284,371	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (7.58%)
			Constant Default Rate	0.00% - 60.00% (0.88%)
			Yield (Discount Rate of Cash Flows)	3.60% - 25.00% (8.61%)

Asset-Backed Securities	284,371
	104,645	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.76% - 23.50% (8.89%)

Collateralized Mortgage Obligations	104,645
	1,711	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	1,711
	62	Terms of Exchange Offer	Expected Recovery	$0.00 - $0.01 ($0.01)

Common Stocks	62
	-(b )	Terms of Exchange Offer	Expected Recovery	0.001 ($0.001)

Preferred Stocks	-(b )
	41	Terms of Exchange Offer	Expected Recovery	9.35% - 100.00% (71.69%)
	1,519	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	20.65% - 38.74% (29.21%)

Loan Assignments	1,560
Total	$392,349

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $636,714. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (a) (b)	$1,483,911	$1,590,006	$1,515,362	$(274)	$(208)	$1,558,073	1,557,761	$20,807	$—

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$120	$—	$—	$—	$— (c)	$120	120	$2	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	428	—	—	—	—	428	428	6	—
Total	$1,484,459	$1,590,006	$1,515,362	$(274)	$(208)	$1,558,621		$20,815	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
(c)	Amount rounds to less than one thousand.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.